UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-09617

Name of Fund:  Merrill Lynch Strategy Series, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Strategy Series, Inc., 800 Scudders Mill Road,
Plainsboro, NJ,  08536.  Mailing address:  P.O. Box 9011, Princeton,
NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/03

Date of reporting period: 01/01/03 - 12/31/03

Item 1 - Report to Shareholders



(BULL LOGO)
Merrill Lynch Investment Managers


www.mlim.ml.com


Merrill Lynch
Strategy Series, Inc.


Annual Report
December 31, 2003



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and
(3) on the Securities and Exchange Commission's website at http://www.sec.gov.



Merrill Lynch Strategy Series, Inc.
Box 9011
Princeton, NJ
08543-9011



(GO PAPERLESS LOGO)
It's Fast, Convenient, & Timely!
To sign up today, go to www.icsdelivery.com/live.



Merrill Lynch Strategy Series, Inc.


Important Tax Information (unaudited)


The following information is provided with respect to the ordinary income distribution paid by Merrill Lynch Strategy Series, Inc. to shareholders of record on December 18, 2003:


Qualified Dividend Income for Individuals:
  Merrill Lynch Strategy Growth and Income Fund          89.05%
  Merrill Lynch Strategy Long-Term Growth Fund             100%

Dividends Qualifying for the Dividends Received
Deduction for Corporations:
  Merrill Lynch Strategy Growth and Income Fund          76.34%
  Merrill Lynch Strategy Long-Term Growth Fund           99.57%

Federal Obligation Interest:
  Merrill Lynch Strategy Growth and Income Fund           9.84%
  Merrill Lynch Strategy Long-Term Growth Fund            6.07%


The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Please retain this information for your records.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003



A Letter From the President


Dear Shareholder

In my 35 years in the asset management business, 2003 was among the more memorable. The year, which opened with unrelenting economic uncertainty and a dismal continuation of a three-year equity market slump, vigorously reversed course in the months that followed. To be sure, 2003 came in like a lamb and went out like a lion. Or, some might suggest, the year started as a bear and ended as a bull.

Most notably, the U.S. stock market exceeded the expectations of even the optimistic investor, with the Standard & Poor's 500 Index and the Nasdaq posting respective 12-month returns of +28.68% and +50.01% as of December 31, 2003. Gross domestic product (GDP) growth, which started the year at 1.4% in the first quarter, grew a remarkable 8.2% in the third quarter--the fastest rate of growth in 20 years. GDP growth is expected to come in above 3% for the year.

Modest inflation and record low interest rates in 2003 also encouraged the American consumer who, after carrying the economy on its own for some time, finally was supported by a $350 billion tax cut, Federal spending on the war effort and long-awaited capital expenditures by businesses. In addition, corporate earnings for 2003 finished the year up 16.9%. As we begin a new year, the events and efforts of 2003 leave us with a much stronger economy for 2004.

In closing, I wish to share one final note regarding the look of our shareholder communications. Our portfolio manager commentaries have been trimmed and organized in such a way that you can get the information you need at a glance, in plain language. Today's markets can be confusing. We want to help you put it all in perspective. The report's new size also allows us certain mailing efficiencies. Any cost savings in production or postage are passed on to the Fund and, ultimately, to Fund shareholders.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the New Year and beyond.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003



A Discussion With Your Fund's Portfolio Manager


The performance of each portfolio was strong on both a relative and an absolute basis, supported by a focus on small cap and international stocks.


How did the portfolios perform during the period in light of the existing market conditions?

For the fiscal year ended December 31, 2003, each of the Merrill
Lynch Strategy Series portfolios provided returns in line with or exceeding those of its respective benchmark.

Merrill Lynch Strategy Growth and Income Fund's Class A, Class B, Class C and Class I Shares had total returns of +17.52%, +16.65%, +16.63% and +17.67%, respectively, for the 12-month period ended December 31, 2003. Its unmanaged weighted benchmark, which consists 55% of the Standard & Poor's (S&P) Super Composite 1500 Index and 45% of the Lehman Brothers Aggregate Bond Index, returned +17.70% for the same period.

Merrill Lynch Strategy Long-Term Growth Fund's Class A, Class B, Class C and Class I Shares had total returns of +23.79%, +22.84%, +22.79% and +24.19%, respectively, for the 12-month period ended December 31, 2003. This compared to a return of +22.90% for its unmanaged weighted benchmark, which consists of 75% of the S&P Super Composite 1500 Index and 25% of the Lehman Brothers Aggregate Bond Index for the same period.

Merrill Lynch Strategy All-Equity Fund's Class A, Class B, Class C and Class I Shares had total returns of +29.98%, +29.06%, +29.06% and +30.50%, respectively, for the 12-month period ended December 31, 2003. Its unmanaged benchmark, the S&P 500 Index, returned +28.68% for the same period.

(Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 - 14 of this report to shareholders.)

The Funds' performance during the year benefited from higher-than-average allocations to small-capitalization and international stocks. Merrill Lynch Strategy Long-Term Growth Fund and Merrill Lynch Strategy Growth and Income Fund also benefited from an above-average allocation to stocks in the second half of the year.

Overall, 2003 turned out to be a favorable year for investors.
Equities broke its three-year losing streak, bonds produced another strong year and commodity prices soared.

The biggest story this year centered around the economy and equity markets. Punctuated by better-than-expected corporate earnings due to dramatic productivity and modest revenue growth, the U.S. equity market recorded returns greater than most had anticipated. Despite an initial setback related to the start of war in Iraq, the U.S. stock market quickly gained steam and never had more than a 5% pullback through December 31, 2003. As is common after a major bear market, the best performers during the upturn were low-quality, high-beta and small-capitalization issues, as well as those with earnings losses and low prices. For the year ended December 31, 2003, the S&P 500 Index returned +28.68% and the Nasdaq Composite Index posted an impressive return of +50.01%, its third best year ever.

Global equity markets also enjoyed significant positive returns for the year. The Morgan Stanley Capital International World Index, which measures the performance of equity markets in 23 developed countries worldwide, recorded a 12-month return of +33.11% in U.S. dollar terms.


What changes were made to the portfolios during the period?

We made two substantial changes to the portfolios during the year. First, during the summer, as it became clearer that the economy was gaining strength, we increased our equity allocation in Merrill Lynch Strategy Long-Term Growth Fund's and Merrill Lynch Strategy Growth and Income Fund's portfolios from a weighting neutral to that of the benchmark to an approximate 5% overweight. This move proved beneficial as the S&P 500 Index rallied by 15% in the second half of the year.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003



Second, in the fourth quarter, we decreased our overweight position in small cap stocks. Small cap stocks historically have led the market in periods of economic recovery. This period was no exception, with the unmanaged Russell 2000 Index posting a +47.25% return for 2003. While we believe small cap stocks may continue to outperform large cap stocks for a while longer, we think most of their relative outperformance has already been seen in this cycle.


How would you characterize the portfolios' positioning at the close of the period?

We are optimistic about the prospects for stocks, particularly in the earlier part of 2004. We believe the combination of tax cuts, low interest rates and improving employment figures should translate into strong economic growth for the first half of the year. As some of these factors start to abate in the second half of the year--and given a likely slowdown in China's dramatic growth--we expect to see a deceleration in the rate of economic growth.

A height in economic optimism frequently signals a rotation from cyclical into defensive stocks. As growth momentum peaks, we believe that cyclical stocks and emerging markets, currently popular among investors, will begin to fall out of favor. A flattening yield curve also means that, from a style perspective, small cap outperformance will become less marked. Correctly making this call will be the major investment decision of 2004, and one we suspect will come in the first half of the year.

The U.S. dollar is well toward the bottom end of its range, approaching a level not seen since it was allowed to float against gold in 1973. The current trade-weighted level is only 10% above the all-time low. A fall of another 10% would imply a dollar-to-euro ratio of around 1.35. This level would severely threaten European growth. Nevertheless, we believe the greatest proportion of dollar decline may already have been seen.

The three major central banks in the world are currently focused on avoiding or eliminating deflation. Corporate pricing power remains weak. The global output gap, although shrinking, remains in place and unemployment is still high. Taken together, we think that short-term interest rates are unlikely to rise significantly in 2004. This should provide a plentiful liquidity environment for investing and help to contain the upward pressure on bond yields from strong global growth and rising supply.

As always, there are a number of risks to be monitored and managed. Among them, the Federal Reserve Board may raise short-term interest rates earlier than expected if employment growth picks up or inflation increases more than anticipated. In such an event, we expect that both stocks and bonds would suffer short-term setbacks, but that stocks would recover soon after. A second risk is the potential for a dramatic fall in the U.S. dollar. At this time, the U.S. current account deficit stands at approximately 5% of gross domestic product, a relatively large imbalance that we believe to be unsustainable. If foreign investors become less willing to finance this deficit, the U.S. dollar may fall precipitously. We are attuned to these and other risks and, with that in mind, will continue to position our portfolios to best take advantage of any changing opportunities.


Philip J. Green
Vice President and Portfolio Manager


January 13, 2004



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003



Performance Data


About Fund Performance


Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares.
Investors are able to purchase shares of the Fund through multiple pricing alternatives:

* Class A Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

* Class R Shares do not incur a maximum sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%.Class R Shares are available only to certain retirement plans.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain more current performance information. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003



Performance Data (continued)

Recent Performance Results*
                                                                                                      Since
                                                                       6-Month        12-Month      Inception
As of December 31, 2003                                              Total Return   Total Return   Total Return
ML Strategy Series, Inc. Growth and Income Fund Class A Shares          + 9.45%        +17.52%        - 4.37%
ML Strategy Series, Inc. Growth and Income Fund Class B Shares          + 9.02         +16.65         - 6.97
ML Strategy Series, Inc. Growth and Income Fund Class C Shares          + 9.00         +16.63         - 7.15
ML Strategy Series, Inc. Growth and Income Fund Class I Shares          + 9.59         +17.67         - 3.73
ML Strategy Series, Inc. Growth and Income Fund Class R Shares            --             --           + 5.59
ML Strategy Series, Inc. Long-Term Growth Fund Class A Shares           +13.32         +23.79         -13.39
ML Strategy Series, Inc. Long-Term Growth Fund Class B Shares           +12.90         +22.84         -15.77
ML Strategy Series, Inc. Long-Term Growth Fund Class C Shares           +12.84         +22.79         -15.77
ML Strategy Series, Inc. Long-Term Growth Fund Class I Shares           +13.52         +24.19         -12.62
ML Strategy Series, Inc. Long-Term Growth Fund Class R Shares             --             --           + 6.93
ML Strategy Series, Inc. All-Equity Fund Class A Shares                 +17.04         +29.98         -22.40
ML Strategy Series, Inc. All-Equity Fund Class B Shares                 +16.51         +29.06         -24.50
ML Strategy Series, Inc. All-Equity Fund Class C Shares                 +16.51         +29.06         -24.50
ML Strategy Series, Inc. All-Equity Fund Class I Shares                 +17.22         +30.50         -21.70
ML Strategy Series, Inc. All-Equity Fund Class R Shares                   --             --           + 8.39

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund's since inception dates are from 6/02/00 for Class A, Class B, Class C and Class I Shares and from 10/10/03 for Class R
Shares.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003



Performance Data (continued)


Aggregate Total Return


Merrill Lynch Strategy
Growth and Income Fund                  % Return

Class R Shares

Inception (10/10/03)
through 12/31/03                          +5.59%



Merrill Lynch Strategy
Long-Term Growth Fund                   % Return

Class R Shares

Inception (10/10/03)
through 12/31/03                          +6.93%



Merrill Lynch Strategy
All-Equity Fund                         % Return

Class R Shares

Inception (10/10/03)
through 12/31/03                          +8.39%



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003



Performance Data (continued)
Growth and Income Fund


TOTAL RETURN BASED ON A $10,000 INVESTMENT


Class A & Class C Shares


A line graph illustrating the growth of a $10,000 investment in Merrill Lynch Strategy Growth and Income Fund++ Class A and Class C Shares* compared to a similar investment in Weighted Index++++.
Values illustrated are as follows :


Merrill Lynch Strategy Growth and Income Fund++
Class A Shares*

Date                              Value

6/2/2000**                      $ 9,475.00
December 2000                   $ 8,941.00
December 2001                   $ 8,491.00
December 2002                   $ 7,710.00
December 2003                   $ 9,061.00


Merrill Lynch Strategy Growth and Income Fund++
Class C Shares*

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,374.00
December 2001                   $ 8,842.00
December 2002                   $ 7,961.00
December 2003                   $ 9,285.00


Weighted Index++++

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,930.00
December 2001                   $ 9,728.00
December 2002                   $ 8,967.00
December 2003                   $10,564.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

**Commencement of operations.

++The Fund invests in a mix of underlying mutual funds and series managed or distributed by the investment adviser or one of its affiliates.

++++This weighted Index is comprised of 55% of the unmanaged Standard & Poor's Super Composite 1500 Index, which represents 87% of the total U.S. equity market capitalization, and 45% of the Lehman Brothers Aggregate Bond Index, which is an unmanaged market-weighted Index comprised of U.S. government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, Freddie Mac or Fannie Mae and investment grade (rated BBB or better) corporate bonds. The starting date for the Index in the graph is from 6/30/00.

Past performance is not indicative of future results.



Average Annual Total Return


                                       % Return          % Return
                                     Without CDSC      With CDSC**
Class A Shares*

One Year Ended 12/31/03                 +17.52%          +11.35%
Inception (6/02/00) through
12/31/03                                - 1.24           - 2.72

*Maximum sales charge is 5.25%.

**Assuming maximum sales charge.



                                       % Return          % Return
                                     Without CDSC      With CDSC**
Class C Shares*

One Year Ended 12/31/03                 +16.63%          +15.63%
Inception (6/02/00) through
12/31/03                                - 2.05           - 2.05

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

**Assuming payment of applicable contingent deferred sales charge.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003



Performance Data (continued)
Growth and Income Fund


TOTAL RETURN BASED ON A $10,000 INVESTMENT


Class B & Class I Shares


A line graph illustrating the growth of a $10,000 investment in Merrill Lynch Strategy Growth and Income Fund++ Class B and Class I Shares* compared to a similar investment in Weighted Index++++.
Values illustrated are as follows :


Merrill Lynch Strategy Growth and Income Fund++
Class B Shares*

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,395.00
December 2001                   $ 8,859.00
December 2002                   $ 7,975.00
December 2003                   $ 9,039.00


Merrill Lynch Strategy Growth and Income Fund++
Class I Shares*

Date                              Value

6/2/2000**                      $ 9,475.00
December 2000                   $ 8,951.00
December 2001                   $ 8,522.00
December 2002                   $ 7,752.00
December 2003                   $ 9,122.00


Weighted Index++++

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,930.00
December 2001                   $ 9,728.00
December 2002                   $ 8,967.00
December 2003                   $10,564.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

**Commencement of operations.

++The Fund invests in a mix of underlying mutual funds and series managed or distributed by the investment adviser or one of its affiliates.

++++This weighted Index is comprised of 55% of the unmanaged Standard & Poor's Super Composite 1500 Index, which represents 87% of the total U.S. equity market capitalization, and 45% of the Lehman Brothers Aggregate Bond Index, which is an unmanaged market-weighted Index comprised of U.S. government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, Freddie Mac or Fannie Mae and investment grade (rated BBB or better) corporate bonds. The starting date for the Index in the graph is from 6/30/00.

Past performance is not indicative of future results.



Average Annual Total Return


                                   % Return Without   % Return With
                                     Sales Charge     Sales Charge**
Class B Shares*

One Year Ended 12/31/03                 +16.65%          +12.65%
Inception (6/02/00) through
12/31/03                                - 2.00           - 2.78

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

**Assuming payment of applicable contingent deferred sales charge.



                                   % Return Without   % Return With
                                     Sales Charge     Sales Charge**
Class I Shares*

One Year Ended 12/31/03                 +17.67%          +11.50%
Inception (6/02/00) through
12/31/03                                - 1.05           - 2.53
*Maximum sales charge is 5.25%.

**Assuming maximum sales charge.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003



Performance Data (continued)
Long-Term Growth Fund


TOTAL RETURN BASED ON A $10,000 INVESTMENT


Class A & Class C Shares

A line graph illustrating the growth of a $10,000 investment in Merrill Lynch Long-Term Growth Fund++ Class A and Class C Shares* compared to a similar investment in Weighted Index++++. Values illustrated are as follows :


Merrill Lynch Long-Term Growth Fund++
Class A Shares*

Date                              Value

6/2/2000**                      $ 9,475.00
December 2000                   $ 8,616.00
December 2001                   $ 7,865.00
December 2002                   $ 6,629.00
December 2003                   $ 8,206.00


Merrill Lynch Long-Term Growth Fund++
Class C Shares*

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,052.00
December 2001                   $ 8,192.00
December 2002                   $ 6,860.00
December 2003                   $ 8,423.00


Weighted Index++++

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,627.00
December 2001                   $ 9,069.00
December 2002                   $ 7,809.00
December 2003                   $ 9,597.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

**Commencement of operations.

++The Fund invests in a mix of underlying mutual funds and series managed or distributed by the investment adviser or one of its affiliates.

++++This weighted Index is comprised of 75% of the unmanaged Standard & Poor's Super Composite 1500 Index, which represents 87% of the total U.S. equity market capitalization, and 25% of the Lehman Brothers Aggregate Bond Index, which is an unmanaged market-weighted Index comprised of U.S. government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, Freddie Mac or Fannie Mae and investment grade (rated BBB or better) corporate bonds. The starting date for the Index in the graph is from 6/30/00.

Past performance is not indicative of future results.



Average Annual Total Return


                                   % Return Without   % Return With
                                     Sales Charge     Sales Charge**
Class A Shares*

One Year Ended 12/31/03                 +23.79%          +17.29%
Inception (6/02/00) through
12/31/03                                - 3.93           - 5.37

*Maximum sales charge is 5.25%.

**Assuming maximum sales charge.


                                       % Return          % Return
                                     Without CDSC      With CDSC**
Class C Shares*

One Year Ended 12/31/03                 +22.79%          +21.79%
Inception (6/02/00) through
12/31/03                                - 4.68           - 4.68

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

**Assuming payment of applicable contingent deferred sales charge.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003



Performance Data (continued)
Long-Term Growth Fund


TOTAL RETURN BASED ON A $10,000 INVESTMENT


Class B & Class I Shares


A line graph illustrating the growth of a $10,000 investment in Merrill Lynch Long-Term Growth Fund++ Class B and Class I Shares* compared to a similar investment in Weighted Index++++. Values illustrated are as follows :


Merrill Lynch Long-Term Growth Fund++
Class B Shares*

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,047.00
December 2001                   $ 8,195.00
December 2002                   $ 6,857.00
December 2003                   $ 8,172.00


Merrill Lynch Long-Term Growth Fund++
Class I Shares*

Date                              Value

6/2/2000**                      $ 9,475.00
December 2000                   $ 8,628.00
December 2001                   $ 7,898.00
December 2002                   $ 6,667.00
December 2003                   $ 8,279.00


Weighted Index++++

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 9,627.00
December 2001                   $ 9,069.00
December 2002                   $ 7,809.00
December 2003                   $ 9,597.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

**Commencement of operations.

++The Fund invests in a mix of underlying mutual funds and series managed or distributed by the investment adviser or one of its affiliates.

++++This weighted Index is comprised of 75% of the unmanaged Standard & Poor's Super Composite 1500 Index, which represents 87% of the total U.S. equity market capitalization, and 25% of the Lehman Brothers Aggregate Bond Index, which is an unmanaged market-weighted Index comprised of U.S. government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, Freddie Mac or Fannie Mae and investment grade (rated BBB or better) corporate bonds. The starting date for the Index in the graph is from 6/30/00.

Past performance is not indicative of future results.



Average Annual Total Return


                                   % Return Without   % Return With
                                     Sales Charge     Sales Charge**
Class B Shares*

One Year Ended 12/31/03                 +22.84%          +18.84%
Inception (6/02/00) through
12/31/03                                - 4.68           - 5.48

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

**Assuming payment of applicable contingent deferred sales charge.



                                   % Return Without   % Return With
                                     Sales Charge     Sales Charge**
Class I Shares*

One Year Ended 12/31/03                 +24.19%          +17.67%
Inception (6/02/00) through
12/31/03                                - 3.70           - 5.14

*Maximum sales charge is 5.25%.

**Assuming maximum sales charge.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003



Performance Data (continued)
All-Equity Fund


TOTAL RETURN BASED ON A $10,000 INVESTMENT


Class A & Class C Shares


A line graph illustrating the growth of a $10,000 investment in Merrill Lynch Strategy All-Equity Fund++ Class A and Class C Shares* compared to a similar investment in Standard & Poor's 500 Index++++. Values illustrated are as follows :


Merrill Lynch Strategy All-Equity Fund++
Class A Shares*

Date                              Value

6/2/2000**                      $ 9,475.00
December 2000                   $ 8,347.00
December 2001                   $ 7,277.00
December 2002                   $ 5,657.00
December 2003                   $ 7,353.00


Merrill Lynch Strategy All-Equity Fund++
Class C Shares*

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 8,770.00
December 2001                   $ 7,580.00
December 2002                   $ 5,850.00
December 2003                   $ 7,550.00


Standard & Poor's 500 Index++++

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 8,994.00
December 2001                   $ 7,925.00
December 2002                   $ 6,174.00
December 2003                   $ 7,945.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

**Commencement of operations.

++The Fund invests in a mix of underlying mutual funds and series managed or distributed by the investment adviser or one of its affiliates.

++++This unmanaged broad-based Index is comprised of 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

Past performance is not indicative of future results.



Average Annual Total Return


                                      % Return          % Return
                                     Without CDSC      With CDSC**
Class A Shares*

One Year Ended 12/31/03                 +29.98%          +23.16%
Inception (6/02/00) through
12/31/03                                - 6.84           - 8.23

*Maximum sales charge is 5.25%.

**Assuming maximum sales charge.



                                       % Return          % Return
                                     Without CDSC      With CDSC**
Class C Shares*

One Year Ended 12/31/03                 +29.06%          +28.06%
Inception (6/02/00) through
12/31/03                                - 7.55           - 7.55

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

**Assuming payment of applicable contingent deferred sales charge.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003



Performance Data (concluded)
All-Equity Fund


TOTAL RETURN BASED ON A $10,000 INVESTMENT


Class B & Class I Shares


A line graph illustrating the growth of a $10,000 investment in Merrill Lynch Strategy All-Equity Fund++ Class B and Class I Shares* compared to a similar investment in Standard & Poor's 500 Index++++. Values illustrated are as follows :


Merrill Lynch Strategy All-Equity Fund++
Class B Shares*

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 8,770.00
December 2001                   $ 7,580.00
December 2002                   $ 5,850.00
December 2003                   $ 7,324.00


Merrill Lynch Strategy All-Equity Fund++
Class I Shares*

Date                              Value

6/2/2000**                      $ 9,475.00
December 2000                   $ 8,357.00
December 2001                   $ 7,277.00
December 2002                   $ 5,685.00
December 2003                   $ 7,419.00


Standard & Poor's 500 Index++++

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $ 8,994.00
December 2001                   $ 7,925.00
December 2002                   $ 6,174.00
December 2003                   $ 7,945.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

**Commencement of operations.

++The Fund invests in a mix of underlying mutual funds and series managed or distributed by the investment adviser or one of its affiliates.

++++This unmanaged broad-based Index is comprised of 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

Past performance is not indicative of future results.



Average Annual Total Return


                                   % Return Without   % Return With
                                     Sales Charge     Sales Charge**
Class B Shares*

One Year Ended 12/31/03                 +29.06%          +25.06%
Inception (6/02/00) through
12/31/03                                - 7.55           - 8.33

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

**Assuming payment of applicable contingent deferred sales charge.



                                   % Return Without   % Return With
                                     Sales Charge     Sales Charge**
Class I Shares*

One Year Ended 12/31/03                 +30.50%          +23.65%
Inception (6/02/00) through
12/31/03                                - 6.60           - 8.00

*Maximum sales charge is 5.25%.

**Assuming maximum sales charge.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003


Schedule of Investments                                                                              Growth and Income Fund

                                                                                                                Value
                              Investments                                                                 (in U.S. dollars)
Underlying Equity             Master International Index Series*                                             $    2,744,246
Funds--63.4%                  Master Mid Cap Index Series*                                                        2,725,818
                              Master S&P 500 Index Series*                                                       23,063,189
                              Master Small Cap Index Series*                                                      1,430,099

                              Total Investments in Underlying Equity Funds
                              (Cost--$31,618,422)                                                                29,963,352


Underlying Fixed Income       Master Aggregate Bond Index Series*                                                16,431,706
Funds--34.8%

                              Total Investments in Underlying Fixed Income Funds
                              (Cost--$15,188,306)                                                                16,431,706


Short-Term                    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I*                              865,370
Investments--1.8%

                              Total Investments in Short-Term Securities
                              (Cost--$865,370)                                                                      865,370

Total Investments (Cost--$47,672,098)--100.0%                                                                    47,260,428
Liabilities in Excess of Other Assets--0.0%                                                                         (5,481)
                                                                                                             --------------
Net Assets--100.0%                                                                                           $   47,254,947
                                                                                                             ==============

*Investments in companies considered to be an affiliate of the Corporation (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                                  Realized             Net
                                                                                     Gains      Investment
Affiliate                                Contributions        Withdrawals         (Losses)          Income
Master Aggregate Bond Index Series        $    900,000     $  (3,200,000)    $     361,807      $  729,053
Master International Index Series         $      1,938                 --    $   (136,266)      $   52,563
Master Mid Cap Index Series                         --     $    (600,000)    $   (272,619)      $   25,962
Master S&P 500 Index Series               $  5,300,000                 --    $ (1,379,953)      $  293,784
Master Small Cap Index Series                       --     $  (1,800,000)    $   (668,115)      $   23,824
Merrill Lynch Liquidity Series, LLC
   Cash Sweep Series I                    $    260,370**              N/A               --      $   11,250

**Represents net contributions.

See Notes to Financial Statements.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003


Schedule of Investments (continued)                                                                   Long-Term Growth Fund
                                                                                                                Value
                              Investments                                                                 (in U.S. dollars)
Underlying Equity             Master International Index Series*                                             $    6,166,189
Funds--80.7%                  Master Mid Cap Index Series*                                                        6,065,100
                              Master S&P 500 Index Series*                                                       45,439,625
                              Master Small Cap Index Series*                                                      3,327,556

                              Total Investments in Underlying Equity Funds
                              (Cost--$57,806,296)                                                                60,998,470


Underlying Fixed Income       Master Aggregate Bond Index Series*                                                10,663,320
Funds--14.1%

                              Total Investments in Underlying Fixed Income Funds
                              (Cost--$10,137,520)                                                                10,663,320


Short-Term                    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I*                            2,558,186
Investments--3.4%

                              Total Investments in Short-Term Securities
                              (Cost--$2,558,186)                                                                  2,558,186

Total Investments (Cost--$70,502,002)--98.2%                                                                     74,219,976
Other Assets Less Liabilities--1.8%                                                                               1,321,359
                                                                                                             --------------
Net Assets--100.0%                                                                                           $   75,541,335
                                                                                                             ==============

*Investments in companies considered to be an affiliate of the Corporation (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                                  Realized             Net
                                                                                     Gains      Investment
Affiliate                                Contributions        Withdrawals         (Losses)          Income
Master Aggregate Bond Index Series                  --      $ (4,400,000)      $   146,423      $  567,973
Master International Index Series         $      4,355      $   (500,000)      $    26,761      $  123,978
Master Mid Cap Index Series                         --      $   (300,000)      $ (101,671)      $   53,452
Master S&P 500 Index Series               $  5,800,000      $   (700,000)      $ (295,185)      $  625,842
Master Small Cap Index Series                       --      $ (3,500,000)      $   (7,772)      $   51,268
Merrill Lynch Liquidity Series, LLC
   Cash Sweep Series I                    $  2,388,968**              N/A               --      $   10,612


**Represents net contributions.

See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003


Schedule of Investments (concluded)                                                                         All-Equity Fund

                                                                                                                Value
                              Investments                                                                 (in U.S. dollars)
Underlying Equity             Master International Index Series*                                             $    5,491,288
Funds--100.3%                 Master Mid Cap Index Series*                                                        5,392,327
                              Master S&P 500 Index Series*                                                       38,085,609
                              Master Small Cap Index Series*                                                      2,758,407

Total Investments (Cost--$49,592,003)--100.3%                                                                    51,727,631
Liabilities in Excess of Other Assets--(0.3%)                                                                     (162,630)
                                                                                                             --------------
Net Assets--100.0%                                                                                           $   51,565,001
                                                                                                             ==============

*Investments in companies considered to be an affiliate of the Corporation (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                                  Realized             Net
                                                                                     Gains      Investment
Affiliate                                Contributions        Withdrawals         (Losses)          Income
Master International Index Series         $      3,878      $   (750,000)      $        78      $  113,062
Master Mid Cap Index Series                         --      $   (300,000)      $ (118,948)      $   48,085
Master S&P 500 Index Series               $  2,400,000      $ (3,300,000)      $ (498,725)      $  566,363
Master Small Cap Index Series                       --      $ (3,450,000)      $ (106,723)      $   47,401
Merrill Lynch Liquidity Series, LLC
   Cash Sweep Series I                             N/A                N/A               --      $    2,398

See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003


Statements of Assets and Liabilities
                                                                            Growth and        Long-Term
                                                                              Income            Growth          All-Equity
As of December 31, 2003                                                        Fund              Fund              Fund
Assets

               Investments, at value*                                    $    47,260,428  $    74,219,976   $    51,727,631
               Receivables:
                  Capital shares sold                                             42,199        1,451,570            56,745
                  Interest                                                           791            2,456                20
               Prepaid registration fees and other assets                         30,339           23,043            20,967
                                                                         ---------------  ---------------   ---------------
               Total assets                                                   47,333,757       75,697,045        51,805,363
                                                                         ---------------  ---------------   ---------------

Liabilities

               Payables:
                  Capital shares redeemed                                         16,777           87,950            33,006
                  Distributor                                                     30,005           29,837            30,854
                  Other affiliates                                                11,112           14,814            14,287
                  Custodian bank                                                      --               --            31,810
                  Administrative fees                                              2,251            3,556             2,449
                  Investment adviser                                                 964            1,524             1,050
               Accrued expenses and other liabilities                             17,701           18,029           126,906
                                                                         ---------------  ---------------   ---------------
               Total liabilities                                                  78,810          155,710           240,362
                                                                         ---------------  ---------------   ---------------

Net Assets

               Net assets                                                $    47,254,947  $    75,541,335   $    51,565,001
                                                                         ===============  ===============   ===============

Net Assets Consist of

               Class A Common Stock, $.0001 par value++                  $            18  $            18   $             9
               Class B Common Stock, $.0001 par value++++                            145              129               195
               Class C Common Stock, $.0001 par value++++++                          234              280               266
               Class I Common Stock, $.0001 par value++++++++                        141              477               205
               Class R Common Stock, $.0001 par value++++++++++                    --+++            --+++             --+++
               Paid-in capital in excess of par                               61,467,481       84,374,559        71,292,410
                                                                         ---------------  ---------------   ---------------
               Undistributed (accumulated distributions in excess of)
               investment income--net                                           (44,649)            4,588          (19,484)
               Accumulated realized capital losses on investments--net      (13,756,753)     (12,556,690)      (21,844,228)
               Unrealized appreciation (depreciation) on
               investments--net                                                (411,670)        3,717,974         2,135,628
                                                                         ---------------  ---------------   ---------------
               Total accumulated losses--net                                (14,213,072)      (8,834,128)      (19,728,084)
                                                                         ---------------  ---------------   ---------------
               Net Assets                                                $    47,254,947  $    75,541,335   $    51,565,001
                                                                         ===============  ===============   ===============


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003


Statements of Assets and Liabilities (concluded)
                                                                            Growth and        Long-Term
                                                                              Income            Growth          All-Equity
As of December 31, 2003                                                        Fund              Fund              Fund
Net Asset Value

               Class A:
                  Net assets                                             $     1,558,372  $     1,490,072   $       700,167
                                                                         ===============  ===============   ===============
                  Shares outstanding                                             176,720          178,252            90,203
                                                                         ===============  ===============   ===============
                  Net asset value                                        $          8.82  $          8.36   $          7.76
                                                                         ===============  ===============   ===============
               Class B:
                  Net assets                                             $    12,722,285  $    10,790,984   $    14,716,548
                                                                         ===============  ===============   ===============
                  Shares outstanding                                           1,447,785        1,290,639         1,949,382
                                                                         ===============  ===============   ===============
                  Net asset value                                        $          8.79  $          8.36   $          7.55
                                                                         ===============  ===============   ===============
               Class C:
                  Net assets                                             $    20,567,283  $    23,374,086   $    20,080,380
                                                                         ===============  ===============   ===============
                  Shares outstanding                                           2,342,631        2,803,010         2,660,588
                                                                         ===============  ===============   ===============
                  Net asset value                                        $          8.78  $          8.34   $          7.55
                                                                         ===============  ===============   ===============
               Class I:
                  Net assets                                             $    12,406,901  $    39,886,086   $    16,067,798
                                                                         ===============  ===============   ===============
                  Shares outstanding                                           1,409,637        4,773,915         2,052,324
                                                                         ===============  ===============   ===============
                  Net asset value                                        $          8.80  $          8.36   $          7.83
                                                                         ===============  ===============   ===============
               Class R:
                  Net assets                                             $        105.57  $        106.90   $        108.33
                                                                         ===============  ===============   ===============
                  Shares outstanding                                               12.04           12.806            14.225
                                                                         ===============  ===============   ===============
                  Net asset value                                        $          8.77  $          8.35   $          7.62
                                                                         ===============  ===============   ===============
                   * Identified cost                                     $    47,672,098  $    70,502,002   $    49,592,003
                                                                         ===============  ===============   ===============
                  ++ Authorized shares--Class A                              166,666,667      166,666,667       166,666,667
                                                                         ===============  ===============   ===============
                ++++ Authorized shares--Class B                              166,666,667      166,666,667       166,666,666
                                                                         ===============  ===============   ===============
              ++++++ Authorized shares--Class C                              166,666,667      166,666,667       166,666,667
                                                                         ===============  ===============   ===============
            ++++++++ Authorized shares--Class I                              166,666,666      166,666,666       166,666,666
                                                                         ===============  ===============   ===============
          ++++++++++ Authorized shares--Class R                              166,666,667      166,666,666       166,666,667
                                                                         ===============  ===============   ===============

+++Amount is less than $1.

See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003


Statements of Operations
                                                                            Growth and        Long-Term
                                                                              Income            Growth          All-Equity
For the Year Ended December 31, 2003                                           Fund              Fund              Fund
Investment Income

               Net investment income allocated from Underlying Funds     $     1,125,186  $     1,422,513   $       774,911
               Interest from short-term investments                               11,250           10,612             2,398
                                                                         ---------------  ---------------   ---------------
               Total income and net investment income allocated from
               Underlying Funds                                                1,136,436        1,433,125           777,309
                                                                         ---------------  ---------------   ---------------

Expenses

               Account maintenance and distribution fees--Class C                187,932          196,563           184,725
               Administrative fees                                               146,061          226,373           160,176
               Account maintenance and distribution fees--Class B                111,919           97,337           136,459
               Investment advisory fees                                           62,597           97,017            68,790
               Registration fees                                                  53,867           60,223            64,619
               Accounting services                                                55,236           61,201            56,170
               Professional fees                                                  51,140           51,101            50,137
               Transfer agent fees--Class C                                       24,608           28,447            37,203
               Transfer agent fees--Class I                                       12,044           41,247            21,417
               Printing and shareholder reports                                   17,099           31,390            17,720
               Transfer agent fees--Class B                                       15,010           13,906            26,210
               Custodian fees                                                     14,641           14,135            13,764
               Directors' fees and expenses                                        6,062            9,286             6,799
               Account maintenance fees--Class A                                   3,426            2,191             1,878
               Transfer agent fees--Class A                                        1,587            1,045             1,257
               Other                                                              15,078           15,869            15,787
                                                                         ---------------  ---------------   ---------------
               Total expenses                                                    778,307          947,331           863,111
                                                                         ---------------  ---------------   ---------------
               Investment income (loss)--net                                     358,129          485,794          (85,802)
                                                                         ---------------  ---------------   ---------------

Realized & Unrealized Gain (Loss) on Investments--Net

               Realized loss allocated from Underlying Funds--net            (2,095,146)        (231,444)         (724,318)
               Change in unrealized appreciation/depreciation
               allocated from Underlying Funds--net                            8,428,725       13,766,193        12,841,553
                                                                         ---------------  ---------------   ---------------
               Total realized and unrealized gain allocated from
               Underlying Funds--net                                           6,333,579       13,534,749        12,117,235
                                                                         ---------------  ---------------   ---------------
               Net Increase in Net Assets Resulting from Operations      $     6,691,708  $    14,020,543   $    12,031,433
                                                                         ===============  ===============   ===============

See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003


Statements of Changes in Net Assets                                                                  Growth and Income Fund
                                                                                            For the Year Ended December 31,
Increase (Decrease) in Net Assets:                                                                2003              2002
Operations

               Investment income--net                                                     $       358,129   $     1,320,234
               Realized loss on investments--net                                                       --       (3,831,444)
               Realized gain (loss) allocated from Underlying Funds--net                      (2,095,146)       (2,471,553)
               Change in unrealized depreciation on investments--net                                   --         4,220,040
               Change in unrealized appreciation/depreciation allocated from
               Underlying Funds--net                                                            8,428,725       (9,457,614)
                                                                                          ---------------   ---------------
               Net increase (decrease) in net assets resulting from operations                  6,691,708      (10,220,337)
                                                                                          ---------------   ---------------

Dividends to Shareholders

               Investment income--net:
                  Class A                                                                        (19,062)          (39,230)
                  Class B                                                                        (73,919)         (338,488)
                  Class C                                                                       (113,609)         (542,461)
                  Class I                                                                       (176,755)         (417,247)
                  Class R                                                                             (1)                --
                                                                                          ---------------   ---------------
               Net decrease in net assets resulting from dividends to shareholders              (383,346)       (1,337,426)
                                                                                          ---------------   ---------------

Capital Share Transactions

               Net increase (decrease) in net assets derived from capital share
               transactions                                                                     2,492,999      (48,420,629)
                                                                                          ---------------   ---------------

Net Assets

               Total increase (decrease) in net assets                                          8,801,361      (59,978,392)
               Beginning of year                                                               38,453,586        98,431,978
                                                                                          ---------------   ---------------
               End of year*                                                               $    47,254,947   $    38,453,586
                                                                                          ===============   ===============
                  *Accumulated distributions in excess of investment income--net          $      (44,649)   $      (37,786)
                                                                                          ===============   ===============

See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003


Statements of Changes in Net Assets (continued)                                                       Long-Term Growth Fund
                                                                                            For the Year Ended December 31,
Increase (Decrease) in Net Assets:                                                                2003              2002
Operations

               Investment income--net                                                     $       485,794   $       570,911
               Realized loss on investments--net                                                       --       (3,540,849)
               Realized loss allocated from Underlying Funds--net                               (231,444)       (2,981,591)
               Change in unrealized depreciation on investments--net                                   --         3,641,908
               Change in unrealized appreciation/depreciation allocated from
               Underlying Funds--net                                                           13,766,193      (10,335,796)
                                                                                          ---------------   ---------------
               Net increase (decrease) in net assets resulting from operations                 14,020,543      (12,645,417)
                                                                                          ---------------   ---------------

Dividends to Shareholders

               Investment income--net:
                  Class A                                                                        (11,939)           (9,893)
                  Class B                                                                        (21,848)          (21,244)
                  Class C                                                                        (58,146)          (65,423)
                  Class I                                                                       (448,075)         (485,016)
                  Class R                                                                             (1)                --
                                                                                          ---------------   ---------------
               Net decrease in net assets resulting from dividends to shareholders              (540,009)         (581,576)
                                                                                          ---------------   ---------------

Capital Share Transactions

               Net increase (decrease) in net assets derived from capital share
               transactions                                                                     1,602,201       (8,537,906)
                                                                                          ---------------   ---------------

Net Assets

               Total increase (decrease) in net assets                                         15,082,735      (21,764,899)
               Beginning of year                                                               60,458,600        82,223,499
                                                                                          ---------------   ---------------
               End of year*                                                               $    75,541,335   $    60,458,600
                                                                                          ===============   ===============
                  *Undistributed (accumulated distributions in excess of) investment
                   income--net                                                            $         4,588   $       (5,220)
                                                                                          ===============   ===============

See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003


Statements of Changes in Net Assets (concluded)                                                             All-Equity Fund
                                                                                            For the Year Ended December 31,
Increase (Decrease) in Net Assets:                                                                2003              2002
Operations

               Investment loss--net                                                       $      (85,802)   $     (260,154)
               Realized loss on investments--net                                                       --       (8,455,846)
               Realized loss allocated from Underlying Funds--net                               (724,318)       (3,090,042)
               Change in unrealized depreciation on investments--net                                   --         7,985,743
               Change in unrealized appreciation/depreciation allocated from
               Underlying Funds--net                                                           12,841,553      (10,703,661)
                                                                                          ---------------   ---------------
               Net increase (decrease) in net assets resulting from operations                 12,031,433      (14,523,960)
                                                                                          ---------------   ---------------

Capital Share Transactions

               Net decrease in net assets derived from capital share transactions             (4,800,562)      (10,167,601)
                                                                                          ---------------   ---------------

Net Assets

               Total increase (decrease) in net assets                                          7,230,871      (24,691,561)
               Beginning of year                                                               44,334,130        69,025,691
                                                                                          ---------------   ---------------
               End of year*                                                               $    51,565,001   $    44,334,130
                                                                                          ===============   ===============
                  *Accumulated investment loss--net                                       $      (19,484)   $       (6,186)
                                                                                          ===============   ===============

See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003


Financial Highlights                                                                                 Growth and Income Fund
                                                                                              Class A***
The following per share data and ratios have been derived                                                   For the Period
from information provided in the financial statements.                                                    June 2, 2000++ to
                                                                           For the Year Ended December 31,   December 31,
Increase (Decrease) in Net Asset Value:                                      2003         2002         2001      2000
Per Share Operating Performance

               Net asset value, beginning of period                       $     7.60   $     8.71   $     9.33   $    10.00
                                                                          ----------   ----------   ----------   ----------
               Investment income--net                                       .11+++++     .16+++++     .21+++++          .10
               Realized and unrealized gain (loss) on investments--net          1.22        (.96)        (.68)        (.67)
                                                                          ----------   ----------   ----------   ----------
               Total from investment operations                                 1.33        (.80)        (.47)        (.57)
                                                                          ----------   ----------   ----------   ----------
               Less dividends:
                  Investment income--net                                       (.11)        (.31)        (.15)        (.10)
                  In excess of investment income--net                             --           --           --       --++++
                                                                          ----------   ----------   ----------   ----------
               Total dividends                                                 (.11)        (.31)        (.15)        (.10)
                                                                          ----------   ----------   ----------   ----------
               Net asset value, end of period                             $     8.82   $     7.60   $     8.71   $     9.33
                                                                          ==========   ==========   ==========   ==========

Total Investment Return**

               Based on net asset value per share                             17.52%      (9.20%)      (5.03%)   (5.64%)+++
                                                                          ==========   ==========   ==========   ==========

Ratios to Average Net Assets

               Expenses, net of waiver and reimbursement++++++                 1.37%        1.13%         .55%        .57%*
                                                                          ==========   ==========   ==========   ==========
               Expenses++++++                                                  1.37%        1.26%        1.06%       2.19%*
                                                                          ==========   ==========   ==========   ==========
               Investment income--net                                          1.40%        1.99%        2.29%       2.68%*
                                                                          ==========   ==========   ==========   ==========

Supplemental Data

               Net assets, end of period (in thousands)                   $    1,558   $    1,042   $    1,519   $    1,476
                                                                          ==========   ==========   ==========   ==========
               Portfolio turnover                                             13.77%       86.13%       41.29%       21.61%
                                                                          ==========   ==========   ==========   ==========

*Annualized.

**Total investment returns exclude the effects of sales charges.

***Effective April 14, 2003, Class D Shares were redesignated Class
A Shares.

++Commencement of operations.

++++Amount is less than $(.01) per share.

++++++Amounts do not include expenses of the Underlying Funds. As of December 31, 2003, the expense ratios of the Underlying Funds ranged from .04% to .17% as of their most recent years ended. As of December 31, 2002, December 31, 2001 and December 31, 2000, this range was from .04% to .08%, 1.21% to 1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying
Funds.

+++Aggregate total investment return.

+++++Based on average shares outstanding.

See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003


Financial Highlights (continued)                                                                     Growth and Income Fund
                                                                                               Class B
The following per share data and ratios have been derived                                                   For the Period
from information provided in the financial statements.                                                    June 2, 2000++ to
                                                                           For the Year Ended December 31,   December 31,
Increase (Decrease) in Net Asset Value:                                      2003         2002         2001      2000
Per Share Operating Performance

               Net asset value, beginning of period                       $     7.58   $     8.69   $     9.32   $    10.00
                                                                          ----------   ----------   ----------   ----------
               Investment income--net                                       .05+++++     .10+++++     .11+++++          .07
               Realized and unrealized gain (loss) on investments--net          1.21        (.97)        (.64)        (.68)
                                                                          ----------   ----------   ----------   ----------
               Total from investment operations                                 1.26        (.87)        (.53)        (.61)
                                                                          ----------   ----------   ----------   ----------
               Less dividends:
                  Investment income--net                                       (.05)        (.24)        (.10)        (.07)
                  In excess of investment income--net                             --           --           --       --++++
                                                                          ----------   ----------   ----------   ----------
               Total dividends                                                 (.05)        (.24)        (.10)        (.07)
                                                                          ----------   ----------   ----------   ----------
               Net asset value, end of period                             $     8.79   $     7.58   $     8.69   $     9.32
                                                                          ==========   ==========   ==========   ==========

Total Investment Return**

               Based on net asset value per share                             16.65%      (9.98%)      (5.70%)   (6.05%)+++
                                                                          ==========   ==========   ==========   ==========

Ratios to Average Net Assets

               Expenses, net of waiver and reimbursement++++++                 2.14%        1.91%        1.31%       1.33%*
                                                                          ==========   ==========   ==========   ==========
               Expenses++++++                                                  2.14%        2.03%        1.83%       2.95%*
                                                                          ==========   ==========   ==========   ==========
               Investment income--net                                           .58%        1.28%        1.33%       1.81%*
                                                                          ==========   ==========   ==========   ==========

Supplemental Data

               Net assets, end of period (in thousands)                   $   12,722   $   10,637   $   13,781   $    8,221
                                                                          ==========   ==========   ==========   ==========
               Portfolio turnover                                             13.77%       86.13%       41.29%       21.61%
                                                                          ==========   ==========   ==========   ==========

*Annualized.

**Total investment returns exclude the effects of sales charges.

++Commencement of operations.

++++Amount is less than $(.01) per share.

++++++Amounts do not include expenses of the Underlying Funds. As of December 31, 2003, the expense ratios of the Underlying Funds ranged from .04% to .17% as of their most recent years ended. As of December 31, 2002, December 31, 2001 and December 31, 2000, this range was from .04% to .08%, 1.21% to 1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying
Funds.

+++Aggregate total investment return.

+++++Based on average shares outstanding.

See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003


Financial Highlights (continued)                                                                     Growth and Income Fund
                                                                                               Class C
The following per share data and ratios have been derived                                                   For the Period
from information provided in the financial statements.                                                    June 2, 2000++ to
                                                                           For the Year Ended December 31,   December 31,
Increase (Decrease) in Net Asset Value:                                      2003         2002         2001      2000
Per Share Operating Performance

               Net asset value, beginning of period                       $     7.57   $     8.68   $     9.30   $    10.00
                                                                          ----------   ----------   ----------   ----------
               Investment income--net                                       .05+++++     .10+++++     .12+++++          .07
               Realized and unrealized gain (loss) on investments--net          1.21        (.96)        (.65)        (.70)
                                                                          ----------   ----------   ----------   ----------
               Total from investment operations                                 1.26        (.86)        (.53)        (.63)
                                                                          ----------   ----------   ----------   ----------
               Less dividends:
                  Investment income--net                                       (.05)        (.25)        (.09)        (.07)
                  In excess of investment income--net                             --           --           --       --++++
                                                                          ----------   ----------   ----------   ----------
               Total dividends                                                 (.05)        (.25)        (.09)        (.07)
                                                                          ----------   ----------   ----------   ----------
               Net asset value, end of period                             $     8.78   $     7.57   $     8.68   $     9.30
                                                                          ==========   ==========   ==========   ==========

Total Investment Return**

               Based on net asset value per share                             16.63%      (9.97%)      (5.68%)   (6.26%)+++
                                                                          ==========   ==========   ==========   ==========

Ratios to Average Net Assets

               Expenses, net of waiver and reimbursement++++++                 2.14%        1.91%        1.31%       1.33%*
                                                                          ==========   ==========   ==========   ==========
               Expenses++++++                                                  2.14%        2.04%        1.82%       2.92%*
                                                                          ==========   ==========   ==========   ==========
               Investment income--net                                           .58%        1.27%        1.35%       1.74%*
                                                                          ==========   ==========   ==========   ==========

Supplemental Data

               Net assets, end of period (in thousands)                   $   20,567   $   17,000   $   21,731   $   15,376
                                                                          ==========   ==========   ==========   ==========
               Portfolio turnover                                             13.77%       86.13%       41.29%       21.61%
                                                                          ==========   ==========   ==========   ==========

*Annualized.

**Total investment returns exclude the effects of sales charges.

++Commencement of operations.

++++Amount is less than $(.01) per share.

++++++Amounts do not include expenses of the Underlying Funds. As of December 31, 2003, the expense ratios of the Underlying Funds ranged from .04% to .17% as of their most recent years ended. As of December 31, 2002, December 31, 2001 and December 31, 2000, this range was from .04% to .08%, 1.21% to 1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying
Funds.

+++Aggregate total investment return.

+++++Based on average shares outstanding.

See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003


Financial Highlights (continued)                                                                     Growth and Income Fund
                                                                                              Class I***
The following per share data and ratios have been derived                                                   For the Period
from information provided in the financial statements.                                                    June 2, 2000++ to
                                                                           For the Year Ended December 31,   December 31,
Increase (Decrease) in Net Asset Value:                                      2003         2002         2001      2000
Per Share Operating Performance

               Net asset value, beginning of period                       $     7.59   $     8.72   $     9.33   $    10.00
                                                                          ----------   ----------   ----------   ----------
               Investment income--net                                       .13+++++     .16+++++     .20+++++          .11
               Realized and unrealized gain (loss) on investments--net          1.21        (.96)        (.64)        (.67)
                                                                          ----------   ----------   ----------   ----------
               Total from investment operations                                 1.34        (.80)        (.44)        (.56)
                                                                          ----------   ----------   ----------   ----------
               Less dividends:
                  Investment income--net                                       (.13)        (.33)        (.17)        (.11)
                  In excess of investment income--net                             --           --           --       --++++
                                                                          ----------   ----------   ----------   ----------
               Total dividends                                                 (.13)        (.33)        (.17)        (.11)
                                                                          ----------   ----------   ----------   ----------
               Net asset value, end of period                             $     8.80   $     7.59   $     8.72   $     9.33
                                                                          ==========   ==========   ==========   ==========

Total Investment Return**

               Based on net asset value per share                             17.67%      (9.04%)      (4.68%)   (5.54%)+++
                                                                          ==========   ==========   ==========   ==========

Ratios to Average Net Assets

               Expenses, net of waiver and reimbursement++++++                 1.13%         .79%         .30%        .32%*
                                                                          ==========   ==========   ==========   ==========
               Expenses++++++                                                  1.13%         .94%         .81%       1.92%*
                                                                          ==========   ==========   ==========   ==========
               Investment income--net                                          1.60%        2.00%        2.17%       2.97%*
                                                                          ==========   ==========   ==========   ==========

Supplemental Data

               Net assets, end of period (in thousands)                   $   12,407   $    9,775   $   61,401   $    1,379
                                                                          ==========   ==========   ==========   ==========
               Portfolio turnover                                             13.77%       86.13%       41.29%       21.61%
                                                                          ==========   ==========   ==========   ==========

*Annualized.

**Total investment returns exclude the effects of sales charges.

***Effective April 14, 2003, Class A Shares were redesignated Class
I Shares.

++Commencement of operations.

++++Amount is less than $(.01) per share.

++++++Amounts do not include expenses of the Underlying Funds. As of December 31, 2003, the expense ratios of the Underlying Funds ranged from .04% to .17% as of their most recent years ended. As of December 31, 2002, December 31, 2001 and December 31, 2000, this range was from .04% to .08%, 1.21% to 1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying
Funds.

+++Aggregate total investment return.

+++++Based on average shares outstanding.

See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003


Financial Highlights (continued)                                                                     Growth and Income Fund
                                                                                                              Class R

The following per share data and ratios have been derived                                                  For the Period
from information provided in the financial statements.                                                   October 10, 2003++
                                                                                                          to December 31,
Increase (Decrease) in Net Asset Value:                                                                         2003
Per Share Operating Performance

               Net asset value, beginning of period                                                            $       8.42
                                                                                                               ------------
               Investment income--net+++++                                                                              .06
               Realized and unrealized gain on investments--net                                                         .42
                                                                                                               ------------
               Total from investment operations                                                                         .48
                                                                                                               ------------
               Less dividends from investment income--net                                                             (.13)
                                                                                                               ------------
               Net asset value, end of period                                                                  $       8.77
                                                                                                               ============

Total Investment Return**

               Based on net asset value per share                                                                  5.59%+++
                                                                                                               ============

Ratios to Average Net Assets

               Expenses++++                                                                                          1.40%*
                                                                                                               ============
               Investment income--net                                                                                2.36%*
                                                                                                               ============

Supplemental Data

               Net assets, end of period (in thousands)                                                        $      --***
                                                                                                               ============
               Portfolio turnover                                                                                    13.77%
                                                                                                               ============

*Annualized.

**Total investment returns exclude the effects of sales charges.

***Amount is less than $1,000.

++Commencement of operations.

++++Amounts do not include expenses of the Underlying Funds. As of December 31, 2003, the expense ratios of the Underlying Funds ranged from .04% to .17% as of their most recent years ended.

+++Aggregate total investment return.

+++++Based on average shares outstanding.

See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003


Financial Highlights (continued)                                                                      Long-Term Growth Fund
                                                                                              Class A***
The following per share data and ratios have been derived                                                   For the Period
from information provided in the financial statements.                                                    June 2, 2000++ to
                                                                           For the Year Ended December 31,   December 31,
Increase (Decrease) in Net Asset Value:                                      2003         2002         2001      2000
Per Share Operating Performance

               Net asset value, beginning of period                       $     6.82   $     8.19   $     9.03   $    10.00
                                                                          ----------   ----------   ----------   ----------
               Investment income--net                                       .07+++++     .08+++++     .11+++++          .07
               Realized and unrealized gain (loss) on investments--net          1.55       (1.37)        (.90)        (.98)
                                                                          ----------   ----------   ----------   ----------
               Total from investment operations                                 1.62       (1.29)        (.79)        (.91)
                                                                          ----------   ----------   ----------   ----------
               Less dividends from investment income--net                      (.08)        (.08)        (.05)        (.06)
                                                                          ----------   ----------   ----------   ----------
               Net asset value, end of period                             $     8.36   $     6.82   $     8.19   $     9.03
                                                                          ==========   ==========   ==========   ==========

Total Investment Return**

               Based on net asset value per share                             23.79%     (15.71%)      (8.71%)   (9.07%)+++
                                                                          ==========   ==========   ==========   ==========

Ratios to Average Net Assets

               Expenses, net of waiver and reimbursement++++                   1.24%        1.07%         .33%        .35%*
                                                                          ==========   ==========   ==========   ==========
               Expenses++++                                                    1.24%        1.28%        1.15%       1.97%*
                                                                          ==========   ==========   ==========   ==========
               Investment income--net                                          1.04%        1.04%        1.36%       1.46%*
                                                                          ==========   ==========   ==========   ==========

Supplemental Data

               Net assets, end of period (in thousands)                   $    1,490   $      814   $    1,275   $    1,545
                                                                          ==========   ==========   ==========   ==========
               Portfolio turnover                                              9.13%       96.44%       50.96%       23.01%
                                                                          ==========   ==========   ==========   ==========

*Annualized.

**Total investment returns exclude the effects of sales charges.

***Effective April 14, 2003, Class D Shares were redesignated Class
A Shares.

++Commencement of operations.

++++Amounts do not include expenses of the Underlying Funds. As of December 31, 2003, the expense ratios of the Underlying Funds ranged from .04% to .17% as of their most recent years ended. As of December 31, 2002, December 31, 2001 and December 31, 2000, this range was from .04% to .08%, 1.21% to 1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying
Funds.

+++Aggregate total investment return.

+++++Based on average shares outstanding.

See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003


Financial Highlights (continued)                                                                      Long-Term Growth Fund
                                                                                               Class B
The following per share data and ratios have been derived                                                   For the Period
from information provided in the financial statements.                                                    June 2, 2000++ to
                                                                           For the Year Ended December 31,   December 31,
Increase (Decrease) in Net Asset Value:                                      2003         2002         2001      2000
Per Share Operating Performance

               Net asset value, beginning of period                       $     6.82   $     8.17   $     9.02   $    10.00
                                                                          ----------   ----------   ----------   ----------
               Investment income--net                                       .01+++++     .02+++++     .04+++++          .04
               Realized and unrealized gain (loss) on investments--net          1.55       (1.35)        (.89)        (.99)
                                                                          ----------   ----------   ----------   ----------
               Total from investment operations                                 1.56       (1.33)        (.85)        (.95)
                                                                          ----------   ----------   ----------   ----------
               Less dividends from investment income--net                      (.02)        (.02)       --++++        (.03)
                                                                          ----------   ----------   ----------   ----------
               Net asset value, end of period                             $     8.36   $     6.82   $     8.17   $     9.02
                                                                          ==========   ==========   ==========   ==========

Total Investment Return**

               Based on net asset value per share                             22.84%     (16.34%)      (9.42%)   (9.53%)+++
                                                                          ==========   ==========   ==========   ==========

Ratios to Average Net Assets

               Expenses, net of waiver and reimbursement++++++                 2.02%        1.83%        1.09%       1.10%*
                                                                          ==========   ==========   ==========   ==========
               Expenses++++++                                                  2.02%        2.04%        1.92%       2.73%*
                                                                          ==========   ==========   ==========   ==========
               Investment income--net                                           .18%         .24%         .51%        .72%*
                                                                          ==========   ==========   ==========   ==========

Supplemental Data

               Net assets, end of period (in thousands)                   $   10,791   $    9,341   $   14,015   $   11,547
                                                                          ==========   ==========   ==========   ==========
               Portfolio turnover                                              9.13%       96.44%       50.96%       23.01%
                                                                          ==========   ==========   ==========   ==========

*Annualized.

**Total investment returns exclude the effects of sales charges.

++Commencement of operations.

++++Amount is less than $(.01) per share.

++++++Amounts do not include expenses of the Underlying Funds. As of December 31, 2003, the expense ratios of the Underlying Funds ranged from .04% to .17% as of their most recent years ended. As of December 31, 2002, December 31, 2001 and December 31, 2000, this range was from .04% to .08%, 1.21% to 1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying
Funds.

+++Aggregate total investment return.

+++++Based on average shares outstanding.

See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003


Financial Highlights (continued)                                                                      Long-Term Growth Fund
                                                                                               Class C
The following per share data and ratios have been derived                                                   For the Period
from information provided in the financial statements.                                                    June 2, 2000++ to
                                                                           For the Year Ended December 31,   December 31,
Increase (Decrease) in Net Asset Value:                                      2003         2002         2001      2000
Per Share Operating Performance

               Net asset value, beginning of period                       $     6.81   $     8.16   $     9.02   $    10.00
                                                                          ----------   ----------   ----------   ----------
               Investment income--net                                       .01+++++     .02+++++     .04+++++          .03
               Realized and unrealized gain (loss) on investments--net          1.54       (1.35)        (.90)        (.98)
                                                                          ----------   ----------   ----------   ----------
               Total from investment operations                                 1.55       (1.33)        (.86)        (.95)
                                                                          ----------   ----------   ----------   ----------
               Less dividends from investment income--net                      (.02)        (.02)       --++++        (.03)
                                                                          ----------   ----------   ----------   ----------
               Net asset value, end of period                             $     8.34   $     6.81   $     8.16   $     9.02
                                                                          ==========   ==========   ==========   ==========

Total Investment Return**

               Based on net asset value per share                             22.79%     (16.26%)      (9.50%)   (9.48%)+++
                                                                          ==========   ==========   ==========   ==========

Ratios to Average Net Assets

               Expenses, net of waiver and reimbursement++++++                 2.02%        1.86%        1.10%       1.10%*
                                                                          ==========   ==========   ==========   ==========
               Expenses++++++                                                  2.02%        2.05%        1.92%       2.72%*
                                                                          ==========   ==========   ==========   ==========
               Investment income--net                                           .20%         .29%         .44%        .64%*
                                                                          ==========   ==========   ==========   ==========

Supplemental Data

               Net assets, end of period (in thousands)                   $   23,374   $   18,852   $   24,421   $   15,764
                                                                          ==========   ==========   ==========   ==========
               Portfolio turnover                                              9.13%       96.44%       50.96%       23.01%
                                                                          ==========   ==========   ==========   ==========

*Annualized.

**Total investment returns exclude the effects of sales charges.

++Commencement of operations.

++++Amount is less than $(.01) per share.

++++++Amounts do not include expenses of the Underlying Funds. As of December 31, 2003, the expense ratios of the Underlying Funds ranged from .04% to .17% as of their most recent years ended. As of December 31, 2002, December 31, 2001 and December 31, 2000, this range was from .04% to .08%, 1.21% to 1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying
Funds.

+++Aggregate total investment return.

+++++Based on average shares outstanding.

See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003


Financial Highlights (continued)                                                                      Long-Term Growth Fund
                                                                                              Class I***
The following per share data and ratios have been derived                                                   For the Period
from information provided in the financial statements.                                                    June 2, 2000++ to
                                                                           For the Year Ended December 31,   December 31,
Increase (Decrease) in Net Asset Value:                                      2003         2002         2001      2000
Per Share Operating Performance

               Net asset value, beginning of period                       $     6.81   $     8.18   $     9.03   $    10.00
                                                                          ----------   ----------   ----------   ----------
               Investment income--net                                       .09+++++     .10+++++     .07+++++          .06
               Realized and unrealized gain (loss) on investments--net          1.56       (1.37)        (.84)        (.96)
                                                                          ----------   ----------   ----------   ----------
               Total from investment operations                                 1.65       (1.27)        (.77)        (.90)
                                                                          ----------   ----------   ----------   ----------
               Less dividends from investment income--net                      (.10)        (.10)        (.08)        (.07)
                                                                          ----------   ----------   ----------   ----------
               Net asset value, end of period                             $     8.36   $     6.81   $     8.18   $     9.03
                                                                          ==========   ==========   ==========   ==========

Total Investment Return**

               Based on net asset value per share                             24.19%     (15.59%)      (8.57%)   (8.94%)+++
                                                                          ==========   ==========   ==========   ==========

Ratios to Average Net Assets

               Expenses, net of waiver and reimbursement++++                   1.00%         .83%         .08%        .09%*
                                                                          ==========   ==========   ==========   ==========
               Expenses++++                                                    1.00%        1.03%         .93%       1.71%*
                                                                          ==========   ==========   ==========   ==========
               Investment income--net                                          1.22%        1.28%         .93%       1.71%*
                                                                          ==========   ==========   ==========   ==========

Supplemental Data

               Net assets, end of period (in thousands)                   $   39,886   $   31,452   $   42,512   $    2,538
                                                                          ==========   ==========   ==========   ==========
               Portfolio turnover                                              9.13%       96.44%       50.96%       23.01%
                                                                          ==========   ==========   ==========   ==========

*Annualized.

**Total investment returns exclude the effects of sales charges.

***Effective April 14, 2003, Class A Shares were redesignated Class
I Shares.

++Commencement of operations.

++++Amounts do not include expenses of the Underlying Funds. As of December 31, 2003, the expense ratios of the Underlying Funds ranged from .04% to .17% as of their most recent years ended. As of December 31, 2002, December 31, 2001 and December 31, 2000, this range was from .04% to .08%, 1.21% to 1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying
Funds.

+++Aggregate total investment return.

+++++Based on average shares outstanding.

See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003


Financial Highlights (continued)                                                                      Long-Term Growth Fund
                                                                                                              Class R

The following per share data and ratios have been derived                                                  For the Period
from information provided in the financial statements.                                                   October 10, 2003++
                                                                                                           to December 31,
Increase (Decrease) in Net Asset Value:                                                                         2003
Per Share Operating Performance

               Net asset value, beginning of period                                                            $       7.89
                                                                                                               ------------
               Investment income--net+++++                                                                              .04
               Realized and unrealized gain on investments--net                                                         .52
                                                                                                               ------------
               Total from investment operations                                                                         .56
                                                                                                               ------------
               Less dividends from investment income--net                                                             (.10)
                                                                                                               ------------
               Net asset value, end of period                                                                  $       8.35
                                                                                                               ============

Total Investment Return**

               Based on net asset value per share                                                                  6.93%+++
                                                                                                               ============

Ratios to Average Net Assets

               Expenses++++                                                                                          1.40%*
                                                                                                               ============
               Investment income--net                                                                                1.67%*
                                                                                                               ============

Supplemental Data

               Net assets, end of period (in thousands)                                                        $      --***
                                                                                                               ============
               Portfolio turnover                                                                                     9.13%
                                                                                                               ============

*Annualized.

**Total investment returns exclude the effects of sales charges.

***Amount is less than $1,000.

++Commencement of operations.

++++Amounts do not include expenses of the Underlying Funds. As of December 31, 2003, the expense ratios of the Underlying Funds ranged from .04% to .17% as of their most recent years ended.

+++Aggregate total investment return.

+++++Based on average shares outstanding.

See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003


Financial Highlights (continued)                                                                            All-Equity Fund
                                                                                              Class A***
The following per share data and ratios have been derived                                                   For the Period
from information provided in the financial statements.                                                    June 2, 2000++ to
                                                                           For the Year Ended December 31,   December 31,
Increase (Decrease) in Net Asset Value:                                      2003         2002         2001      2000
Per Share Operating Performance

               Net asset value, beginning of period                       $     5.97   $     7.68   $      .81   $    10.00
                                                                          ----------   ----------   ----------   ----------
               Investment income (loss)--net                                .02+++++  --+++++++++++ --+++++++++         .01
               Realized and unrealized gain (loss) on investments--net          1.77       (1.71)       (1.13)       (1.20)
                                                                          ----------   ----------   ----------   ----------
               Total from investment operations                                 1.79       (1.71)       (1.13)       (1.19)
                                                                          ----------   ----------   ----------   ----------
               Net asset value, end of period                             $     7.76   $     5.97   $     7.68   $     8.81
                                                                          ==========   ==========   ==========   ==========

Total Investment Return**

               Based on net asset value per share                             29.98%     (22.27%)     (12.83%)  (11.90%)+++
                                                                          ==========   ==========   ==========   ==========

Ratios to Average Net Assets

               Expenses, net of waiver and reimbursement++++++++               1.41%        1.11%         .23%        .24%*
                                                                          ==========   ==========   ==========   ==========
               Expenses++++++++                                                1.41%        1.42%        1.28%       1.50%*
                                                                          ==========   ==========   ==========   ==========
               Investment income (loss)--net                                    .25%         .01%       (.05%)        .35%*
                                                                          ==========   ==========   ==========   ==========

Supplemental Data

               Net assets, end of period (in thousands)                   $      700   $      805   $    1,668   $    3,860
                                                                          ==========   ==========   ==========   ==========
               Portfolio turnover                                              5.28%      118.72%       49.26%       46.57%
                                                                          ==========   ==========   ==========   ==========

*Annualized.

**Total investment returns exclude the effects of sales charges.

***Effective April 14, 2003, Class D Shares were redesignated Class
A Shares.

++Commencement of operations.

++++Amount is less than $(.01) per share.

++++++Amount is less than $.01 per share.

++++++++Amounts do not include expenses of the Underlying Funds. As of December 31, 2003, the expense ratios of the Underlying Funds ranged from .04% to .17% as of their most recent years ended. As of December 31, 2002, December 31, 2001 and December 31, 2000, this range was from .04% to .08%, 1.21% to 1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying
Funds.

+++Aggregate total investment return.

+++++Based on average shares outstanding.

See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003


Financial Highlights (continued)                                                                            All-Equity Fund
                                                                                               Class B
The following per share data and ratios have been derived                                                   For the Period
from information provided in the financial statements.                                                    June 2, 2000++ to
                                                                           For the Year Ended December 31,   December 31,
Increase (Decrease) in Net Asset Value:                                      2003         2002         2001      2000
Per Share Operating Performance

               Net asset value, beginning of period                       $     5.85   $     7.58   $     8.77   $    10.00
                                                                          ----------   ----------   ----------   ----------
               Investment loss--net                                       (.03)+++++   (.05)+++++   (.07)+++++        (.02)
               Realized and unrealized gain (loss) on investments--net          1.73       (1.68)       (1.12)       (1.21)
                                                                          ----------   ----------   ----------   ----------
               Total from investment operations                                 1.70       (1.73)       (1.19)       (1.23)
                                                                          ----------   ----------   ----------   ----------
               Net asset value, end of period                             $     7.55   $     5.85   $     7.58   $     8.77
                                                                          ==========   ==========   ==========   ==========

Total Investment Return**

               Based on net asset value per share                             29.06%     (22.82%)     (13.57%)  (12.30%)+++
                                                                          ==========   ==========   ==========   ==========

Ratios to Average Net Assets

               Expenses, net of waiver and reimbursement++++                   2.19%        1.93%        1.00%       1.00%*
                                                                          ==========   ==========   ==========   ==========
               Expenses++++                                                    2.19%        2.21%        2.04%       2.25%*
                                                                          ==========   ==========   ==========   ==========
               Investment loss--net                                           (.50%)       (.73%)       (.83%)      (.42%)*
                                                                          ==========   ==========   ==========   ==========

Supplemental Data

               Net assets, end of period (in thousands)                   $   14,717   $   14,067   $   22,676   $   24,148
                                                                          ==========   ==========   ==========   ==========
               Portfolio turnover                                              5.28%      118.72%       49.26%       46.57%
                                                                          ==========   ==========   ==========   ==========

*Annualized.

**Total investment returns exclude the effects of sales charges.

++Commencement of operations.

++++Amounts do not include expenses of the Underlying Funds. As of December 31, 2003, the expense ratios of the Underlying Funds ranged from .04% to .17% as of their most recent years ended. As of December 31, 2002, December 31, 2001 and December 31, 2000, this range was from .04% to .08%, 1.21% to 1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying
Funds.

+++Aggregate total investment return.

+++++Based on average shares outstanding.

See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003


Financial Highlights (continued)                                                                            All-Equity Fund
                                                                                               Class C
The following per share data and ratios have been derived                                                   For the Period
from information provided in the financial statements.                                                    June 2, 2000++ to
                                                                           For the Year Ended December 31,   December 31,
Increase (Decrease) in Net Asset Value:                                      2003         2002         2001      2000
Per Share Operating Performance

               Net asset value, beginning of period                       $     5.85   $     7.58   $     8.77   $    10.00
                                                                          ----------   ----------   ----------   ----------
               Investment loss--net                                       (.03)+++++   (.05)+++++   (.07)+++++        (.02)
               Realized and unrealized gain (loss) on investments--net          1.73       (1.68)       (1.12)       (1.21)
                                                                          ----------   ----------   ----------   ----------
               Total from investment operations                                 1.70       (1.73)       (1.19)       (1.23)
                                                                          ----------   ----------   ----------   ----------
               Net asset value, end of period                             $     7.55   $     5.85   $     7.58   $     8.77
                                                                          ==========   ==========   ==========   ==========

Total Investment Return**

               Based on net asset value per share                             29.06%     (22.82%)     (13.57%)  (12.30%)+++
                                                                          ==========   ==========   ==========   ==========

Ratios to Average Net Assets

               Expenses, net of waiver and reimbursement++++                   2.19%        1.95%        1.01%       1.00%*
                                                                          ==========   ==========   ==========   ==========
               Expenses++++                                                    2.19%        2.23%        2.05%       2.26%*
                                                                          ==========   ==========   ==========   ==========
               Investment loss--net                                           (.50%)       (.73%)       (.84%)      (.44%)*
                                                                          ==========   ==========   ==========   ==========

Supplemental Data

               Net assets, end of period (in thousands)                   $   20,080   $   18,327   $   28,625   $   26,943
                                                                          ==========   ==========   ==========   ==========
               Portfolio turnover                                              5.28%      118.72%       49.26%       46.57%
                                                                          ==========   ==========   ==========   ==========

*Annualized.

**Total investment returns exclude the effects of sales charges.

++Commencement of operations.

++++Amounts do not include expenses of the Underlying Funds. As of December 31, 2003, the expense ratios of the Underlying Funds ranged from .04% to .17% as of their most recent years ended. As of December 31, 2002, December 31, 2001 and December 31, 2000, this range was from .04% to .08%, 1.21% to 1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying
Funds.

+++Aggregate total investment return.

+++++Based on average shares outstanding.

See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003


Financial Highlights (continued)                                                                            All-Equity Fund
                                                                                              Class I***
The following per share data and ratios have been derived                                                   For the Period
from information provided in the financial statements.                                                    June 2, 2000++ to
                                                                           For the Year Ended December 31,   December 31,
Increase (Decrease) in Net Asset Value:                                      2003         2002         2001      2000
Per Share Operating Performance

               Net asset value, beginning of period                       $     6.00   $     7.70   $     8.82   $    10.00
                                                                          ----------   ----------   ----------   ----------
               Investment income--net                                       .04+++++     .02+++++     .01+++++          .02
               Realized and unrealized gain (loss) on investments--net          1.79       (1.72)       (1.13)       (1.20)
                                                                          ----------   ----------   ----------   ----------
               Total from investment operations                                 1.83       (1.70)       (1.12)       (1.18)
                                                                          ----------   ----------   ----------   ----------
               Net asset value, end of period                             $     7.83   $     6.00   $     7.70   $     8.82
                                                                          ==========   ==========   ==========   ==========

Total Investment Return**

               Based on net asset value per share                             30.50%     (21.88%)     (12.70%)  (11.80%)+++
                                                                          ==========   ==========   ==========   ==========

Ratios to Average Net Assets

               Expenses, net of waiver and reimbursement++++                   1.15%         .93%         .00%        .00%*
                                                                          ==========   ==========   ==========   ==========
               Expenses++++                                                    1.15%        1.20%        1.01%       1.26%*
                                                                          ==========   ==========   ==========   ==========
               Investment income--net                                           .57%         .32%         .18%        .53%*
                                                                          ==========   ==========   ==========   ==========

Supplemental Data

               Net assets, end of period (in thousands)                   $   16,068   $   11,135   $   16,057   $    5,406
                                                                          ==========   ==========   ==========   ==========
               Portfolio turnover                                              5.28%      118.72%       49.26%       46.57%
                                                                          ==========   ==========   ==========   ==========

*Annualized.

**Total investment returns exclude the effects of sales charges.

***Effective April 14, 2003, Class A Shares were redesignated Class
I Shares.

++Commencement of operations.

++++Amounts do not include expenses of the Underlying Funds. As of December 31, 2003, the expense ratios of the Underlying Funds ranged from .04% to .17% as of their most recent years ended. As of December 31, 2002, December 31, 2001 and December 31, 2000, this range was from .04% to .08%, 1.21% to 1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying
Funds.

+++Aggregate total investment return.

+++++Based on average shares outstanding.

See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003


Financial Highlights (concluded)                                                                            All-Equity Fund
                                                                                                              Class R

The following per share data and ratios have been derived                                                  For the Period
from information provided in the financial statements.                                                   October 10, 2003++
                                                                                                          to December 31,
Increase (Decrease) in Net Asset Value:                                                                         2003
Per Share Operating Performance

               Net asset value, beginning of period                                                            $       7.03
                                                                                                               ------------
               Investment income--net+++++                                                                              .03
               Realized and unrealized gain on investments--net                                                         .56
                                                                                                               ------------
               Total from investment operations                                                                         .59
                                                                                                               ------------
               Net asset value, end of period                                                                  $       7.62
                                                                                                               ============

Total Investment Return**

               Based on net asset value per share                                                                  8.39%+++
                                                                                                               ============

Ratios to Average Net Assets

               Expenses++++                                                                                          1.54%*
                                                                                                               ============
               Investment income--net                                                                                1.05%*
                                                                                                               ============

Supplemental Data

               Net assets, end of period (in thousands)                                                        $      --***
                                                                                                               ============
               Portfolio turnover                                                                                     5.28%
                                                                                                               ============

*Annualized.

**Total investment returns exclude the effects of sales charges.

***Amount is less than $1,000.

++Commencement of operations.

++++Amounts do not include expenses of the Underlying Funds. As of December 31, 2003, the expense ratios of the Underlying Funds ranged from .04% to .17% as of their most recent years ended.

+++Aggregate total investment return.

+++++Based on average shares outstanding.

See Notes to Financial Statements.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003



Notes to Financial Statements


1. Significant Accounting Policies:
Merrill Lynch Strategy Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company consisting of three separate funds: Merrill Lynch Strategy Growth and Income Fund ("Growth and Income Fund"), Merrill Lynch Strategy Long-Term Growth Fund ("Long-Term Growth Fund") and Merrill Lynch Strategy All-Equity Fund ("All-Equity Fund") (the "Fund" or "Funds"). Each Fund seeks to achieve its respective investment objective by investing in a mix of Underlying Funds (the "Underlying Funds"), managed or distributed by Fund Asset Management, L.P. ("FAM"), or one of its affiliates. The equity portion of each Fund is invested in the Master S&P 500 Index Series, Master Mid Cap Index Series, Master Small Cap Index Series and Master International Index Series. The fixed income portion of Growth and Income Fund and Long-Term Growth Fund is invested in the Master Aggregate Bond Index Series. The value of each Fund's investment in the Underlying Funds reflects the Fund's proportionate interest in the net assets of each Underlying Fund. The performance of the Fund is impacted by the performance of the Underlying Funds. In addition, each Fund may invest some of its assets directly in derivative instruments. Each Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Each Fund offers multiple classes of shares. Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. Each Fund's financial statements and financial highlights contained within this report reflect the new share class redesignation. Shares of Class A and Class I are sold with a front-end sales charge. Class R Shares are sold only to certain retirement plans. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, Class C and Class R Shares bear certain expenses related to the account maintenance of such shares, and Class B, Class C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Funds.

(a) Valuation of investments--Each Fund records its investment in the Underlying Funds at fair value. Equity securities that are held by each Fund and the Underlying Funds that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Corporation. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Corporation. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003



Notes to Financial Statements (continued)


Repurchase agreements are valued at cost plus accrued interest. Each Fund employs pricing services to provide certain security prices for each Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Corporation, including valuations furnished by the pricing services retained by each Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Funds under the general supervision of the Corporation's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Corporation.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of each Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of each Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Corporation's Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Corporation's Board of Directors.

(b) Derivative financial instruments--Each Fund may engage in various portfolio investment strategies both to increase the return of each Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Options--Each Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--Each Fund may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked to market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

* Foreign currency options and futures--Each Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

* Financial futures contracts--Each Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003



Notes to Financial Statements (continued)


* Swaps--Each Fund may enter into swap agreements, which are over-the-counter contracts in which each Fund and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a pre-determined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security.

* Short sales--When a Fund engages in a short sale, an amount equal to the proceeds received by each Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. Each Fund maintains a segregated account of securities as collateral for the short sales. Each Fund is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account. Each Fund is required to repay the counterparty any dividends or interest received on the security sold short.

(c) Income taxes--It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Funds record daily their proportionate share of the Underlying Funds' income, expenses and realized and unrealized gains and losses.

(e) Expenses--Most expenses of the Corporation can be directly attributed to a Fund. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Each Fund indirectly bears its proportional share of the fees and expenses of the Underlying Funds in which it invests. Accordingly, each Fund's investment return will be net of both the fees and expenses of the Underlying Funds and the expenses attributable to each Fund.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.

(h) Custodian bank--The All-Equity Fund recorded an amount payable to the custodian bank reflecting an overnight overdraft, which resulted from management estimates of available cash.

(i) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $18,354 have been reclassified between accumulated net realized capital losses and accumulated distributions in excess of investment income, $145,311 has been reclassified between accumulated net realized capital losses and paid-in capital in excess of par in the Growth and Income Fund, $64,023 has been reclassified between accumulated net realized capital losses and accumulated distributions in excess of investment income, $320,198 has been reclassified between accumulated net realized capital losses and paid-in capital in excess of par in the Long-Term Growth Fund and $72,504 has been reclassified between accumulated net realized capital losses and accumulated net investment loss, $243,864 has been reclassified between accumulated net realized capital losses and paid-in capital in excess of par in the All-Equity Fund. Additionally, to reflect the liquidation of certain partners' investments in the Underlying Funds, the following amounts were reclassified between net unrealized appreciation/ depreciation allocated from the Underlying Funds and paid-in capital: $14,333 for Growth and Income Fund, $4,726 for Long-Term Growth Fund and $2,175 for All-Equity Fund. These reclassifications have no effect on net assets or net asset values per share.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003



Notes to Financial Statements (continued)


2. Investment Advisory Agreement and Transactions with Affiliates:
The Corporation has entered into an Investment Advisory Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Corporation has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly fee at the annual rate of .15% of that Fund's average daily net assets.

The Corporation has also entered into an Administration Agreement with FAM. The Corporation pays a monthly fee at an annual rate of ..35% of each Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Funds.

Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Funds pay the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                         Account
                                     Maintenance       Distribution
                                             Fee                Fee

Class A                                     .25%                 --
Class B                                     .25%               .75%
Class C                                     .25%               .75%
Class R                                     .25%               .25%


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of
ML & Co., provides account maintenance and distribution services to the Corporation. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B, Class C and Class R shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B, Class C and Class R shareholders.

For the year ended December 31, 2003, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of Class A and Class I Shares as follows:


                           Growth and      Long-Term
                               Income         Growth     All-Equity
                                 Fund           Fund           Fund

Class A:
  FAMD                         $4,685        $ 1,568         $  174
  MLPF&S                       $  253        $19,608         $2,583
Class I:
  FAMD                             --        $    16         $   12
  MLPF&S                           --        $   299         $  206


MLPF&S received contingent deferred sales charges relating to transactions in Class B and Class C Shares as follows:


                                         Class B            Class C

Growth and Income Fund                   $38,602             $3,264
Long-Term Growth Fund                    $38,187             $1,661
All-Equity Fund                          $65,719             $1,411


Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Corporation's transfer agent.

For the year ended December 31 2003, the Funds reimbursed FAM an aggregate of $3,397 for certain accounting services.

Certain officers and/or directors of the Corporation are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.


3. Investments:
Contributions and withdrawals in the Funds' investments in the Underlying Funds for the year ended December 31, 2003 were as follows:



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003



Notes to Financial Statements (continued)


                                   Contributions        Withdrawals

Growth and Income Fund                $6,201,938         $5,600,000
Long-Term Growth Fund                 $5,804,355         $9,400,000
All-Equity Fund                       $2,403,878         $7,800,000


Net realized gains (losses) for the year ended December 31, 2003 and net unrealized gains (losses) as of December 31, 2003 were as follows:


Growth and                              Realized         Unrealized
Income Fund                       Gains (Losses)             Losses

Long-term investments            $   (2,192,175)   $      (411,670)
Swaps                                     10,459                 --
Financial futures contracts               99,753                 --
Short sales                                  642                 --
Foreign currency transactions           (13,825)                 --
                                 ---------------   ----------------
Total                            $   (2,095,146)   $      (411,670)
                                 ===============   ================


Long-Term                               Realized         Unrealized
Growth Fund                       Gains (Losses)              Gains

Long-term investments            $     (485,931)   $      3,717,974
Swaps                                      7,417                 --
Financial futures contracts              211,482                 --
Short sales                                  383                 --
Foreign currency transactions             35,205                 --
                                 ---------------   ----------------
Total                            $     (231,444)   $      3,717,974
                                 ===============   ================


                                        Realized         Unrealized
All-Equity Fund                   Gains (Losses)              Gains

Long-term investments            $     (947,823)   $      2,135,628
Financial futures contracts              183,206                 --
Foreign currency transactions             40,299                 --
                                 ---------------   ----------------
Total                            $     (724,318)   $      2,135,628
                                 ===============   ================


As of December 31, 2003, net unrealized appreciation (depreciation) and the aggregate cost of investments for Federal income tax purposes were as follows:


                           Growth and      Long-Term
                               Income         Growth     All-Equity
                                 Fund           Fund           Fund

Gross unrealized
  appreciation            $ 2,018,387    $ 3,111,364    $ 1,956,691
Gross unrealized
  depreciation            (2,843,477)             --      (401,329)
                          -----------    -----------    -----------
Net unrealized
  appreciation
  (depreciation)          $ (825,090)    $ 3,111,364    $ 1,555,362
                          ===========    ===========    ===========
Aggregate cost of
  investments             $48,085,518    $71,108,612    $50,172,269
                          ===========    ===========    ===========


4. Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions for the years ended December 31, 2003 and December 31, 2002 were as follows:


                                         For the            For the
                                      Year Ended         Year Ended
                                    December 31,       December 31,
                                            2003               2002

Growth and Income Fund              $  2,492,999      $(48,420,629)
Long-Term Growth Fund               $  1,602,201      $ (8,537,906)
All-Equity Fund                     $(4,800,562)      $(10,167,601)


Transactions in capital shares for each class were as follows:


Growth and Income Fund

Class A Shares for the Year                                  Dollar
Ended December 31, 2003++                 Shares             Amount

Shares sold                               69,247   $        549,272
Automatic conversion of shares             1,308             10,289
Shares issued to shareholders
   in reinvestment of dividends            1,392             12,123
                                  --------------   ----------------
Total issued                              71,947            571,684
Shares redeemed                         (32,239)          (261,512)
                                  --------------   ----------------
Net increase                              39,708   $        310,172
                                  ==============   ================

++Effective April 14, 2003, Class D Shares were redesignated Class A
Shares.


Growth and Income Fund

Class A Shares for the Year                                  Dollar
Ended December 31, 2002++                 Shares             Amount

Shares sold                               24,720   $        197,935
Shares issued to shareholders
   in reinvestment of dividends            3,523             26,921
                                  --------------   ----------------
Total issued                              28,243            224,856
Shares redeemed                         (65,542)          (538,109)
                                  --------------   ----------------
Net decrease                            (37,299)   $      (313,253)
                                  ==============   ================

++Effective April 14, 2003, Class D Shares were redesignated Class A
Shares.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003



Notes to Financial Statements (continued)


Growth and Income Fund

Class B Shares for the Year                                  Dollar
Ended December 31, 2003                   Shares             Amount

Shares sold                              336,612   $      2,758,066
Shares issued to shareholders
   in reinvestment of dividends            6,507             56,484
                                  --------------   ----------------
Total issued                             343,119          2,814,550
Automatic conversion of shares           (1,314)           (10,289)
Shares redeemed                        (296,831)        (2,399,049)
                                  --------------   ----------------
Net increase                              44,974   $        405,212
                                  ==============   ================


Growth and Income Fund

Class B Shares for the Year                                  Dollar
Ended December 31, 2002                   Shares             Amount

Shares sold                              250,726   $      2,071,255
Shares issued to shareholders
   in reinvestment of dividends           33,752            257,222
                                  --------------   ----------------
Total issued                             284,478          2,328,477
Shares redeemed                        (468,221)        (3,802,229)
                                  --------------   ----------------
Net decrease                           (183,743)   $    (1,473,752)
                                  ==============   ================


Growth and Income Fund

Class C Shares for the Year                                  Dollar
Ended December 31, 2003                   Shares             Amount

Shares sold                              493,451   $      3,944,649
Shares issued to shareholders
   in reinvestment of dividends           10,177             88,235
                                  --------------   ----------------
Total issued                             503,628          4,032,884
Shares redeemed                        (405,562)        (3,311,148)
                                  --------------   ----------------
Net increase                              98,066   $        721,736
                                  ==============   ================


Growth and Income Fund

Class C Shares for the Year                                  Dollar
Ended December 31, 2002                   Shares             Amount

Shares sold                              487,031   $      4,029,072
Shares issued to shareholders
   in reinvestment of dividends           54,253            412,913
                                  --------------   ----------------
Total issued                             541,284          4,441,985
Shares redeemed                        (800,850)        (6,672,049)
                                  --------------   ----------------
Net decrease                           (259,566)   $    (2,230,064)
                                  ==============   ================


Growth and Income Fund

Class I Shares for the Year                                  Dollar
Ended December 31, 2003++                 Shares             Amount

Shares sold                              380,279   $      3,116,255
Shares issued to shareholders
   in reinvestment of dividends           19,811            172,155
                                  --------------   ----------------
Total issued                             400,090          3,288,410
Shares redeemed                        (278,902)        (2,232,633)
                                  --------------   ----------------
Net increase                             121,188   $      1,055,777
                                  ==============   ================

++Effective April 14, 2003, Class A Shares were redesignated Class I
Shares.


Growth and Income Fund

Class I Shares for the Year                                  Dollar
Ended December 31, 2002++                 Shares             Amount

Shares sold                              286,811   $      2,379,189
Shares issued to shareholders
   in reinvestment of dividends           53,581            408,747
                                  --------------   ----------------
Total issued                             340,392          2,787,936
Shares redeemed                      (6,093,550)       (47,191,496)
                                  --------------   ----------------
Net decrease                         (5,753,158)   $   (44,403,560)
                                  ==============   ================

++Effective April 14, 2003, Class A Shares were redesignated Class I
Shares.


Growth and Income Fund

Class R Shares for the
Period October 10, 2003++                                    Dollar
to December 31, 2003                      Shares             Amount

Shares sold                                   12   $            101
Shares issued to shareholders
   in reinvestment of dividends              --*                  1
                                  --------------   ----------------
Net increase                                  12   $            102
                                  ==============   ================

++Commencement of operations.

*Amount is less than 1 share.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003



Notes to Financial Statements (continued)


Long-Term Growth Fund

Class A Shares for the Year                                  Dollar
Ended December 31, 2003++                 Shares             Amount

Shares sold                              114,677   $        877,900
Automatic conversion of shares               141              1,012
Shares issued to shareholders
   in reinvestment of dividends            1,005              8,250
                                  --------------   ----------------
Total issued                             115,823            887,162
Shares redeemed                         (56,987)          (390,970)
                                  --------------   ----------------
Net increase                              58,836   $        496,192
                                  ==============   ================

++Effective April 14, 2003, Class D Shares were redesignated Class A
Shares.


Long-Term Growth Fund

Class A Shares for the Year                                  Dollar
Ended December 31, 2002++                 Shares             Amount

Shares sold                               10,164   $         75,115
Automatic conversion of shares             3,119             21,997
Shares issued to shareholders
   in reinvestment of dividends            1,288              8,852
                                  --------------   ----------------
Total issued                              14,571            105,964
Shares redeemed                         (50,921)          (394,631)
                                  --------------   ----------------
Net decrease                            (36,350)   $      (288,667)
                                  ==============   ================

++Effective April 14, 2003, Class D Shares were redesignated Class A
Shares.


Long-Term Growth Fund

Class B Shares for the Year                                  Dollar
Ended December 31, 2003                   Shares             Amount

Shares sold                              231,616   $      1,739,155
Shares issued to shareholders
   in reinvestment of dividends            2,336             19,199
                                  --------------   ----------------
Total issued                             233,952          1,758,354
Automatic conversion of shares             (141)            (1,012)
Shares redeemed                        (312,688)        (2,313,019)
                                  --------------   ----------------
Net decrease                            (78,877)   $      (555,677)
                                  ==============   ================


Long-Term Growth Fund

Class B Shares for the Year                                  Dollar
Ended December 31, 2002                   Shares             Amount

Shares sold                              225,889   $      1,734,762
Shares issued to shareholders
   in reinvestment of dividends            2,753             18,941
                                  --------------   ----------------
Total issued                             228,642          1,753,703
Automatic conversion of shares           (3,139)           (21,997)
Shares redeemed                        (571,095)        (4,186,175)
                                  --------------   ----------------
Net decrease                           (345,592)   $    (2,454,469)
                                  ==============   ================


Long-Term Growth Fund

Class C Shares for the Year                                  Dollar
Ended December 31, 2003                   Shares             Amount

Shares sold                              654,860   $      5,005,779
Shares issued to shareholders
   in reinvestment of dividends            6,017             49,344
                                  --------------   ----------------
Total issued                             660,877          5,055,123
Shares redeemed                        (627,815)        (4,596,990)
                                  --------------   ----------------
Net increase                              33,062   $        458,133
                                  ==============   ================


Long-Term Growth Fund

Class C Shares for the Year                                  Dollar
Ended December 31, 2002                   Shares             Amount

Shares sold                              619,997   $      4,813,748
Shares issued to shareholders
   in reinvestment of dividends            8,216             56,399
                                  --------------   ----------------
Total issued                             628,213          4,870,147
Shares redeemed                        (849,812)        (6,310,393)
                                  --------------   ----------------
Net decrease                           (221,599)   $    (1,440,246)
                                  ==============   ================


Long-Term Growth Fund

Class I Shares for the Year                                  Dollar
Ended December 31, 2003++                 Shares             Amount

Shares sold                              808,533   $      6,005,471
Shares issued to shareholders
   in reinvestment of dividends           54,005            443,383
                                  --------------   ----------------
Total issued                             862,538          6,448,854
Shares redeemed                        (706,871)        (5,245,402)
                                  --------------   ----------------
Net increase                             155,667   $      1,203,452
                                  ==============   ================

++Effective April 14, 2003, Class A Shares were redesignated Class I
Shares.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003



Notes to Financial Statements (continued)


Long-Term Growth Fund

Class I Shares for the Year                                  Dollar
Ended December 31, 2002++                 Shares             Amount

Shares sold                              725,008   $      5,519,589
Shares issued to shareholders
   in reinvestment of dividends           69,682            478,762
                                  --------------   ----------------
Total issued                             794,690          5,998,351
Shares redeemed                      (1,373,630)       (10,352,875)
                                  --------------   ----------------
Net decrease                           (578,940)   $    (4,354,524)
                                  ==============   ================

++Effective April 14, 2003, Class A Shares were redesignated Class I
Shares.


Long-Term Growth Fund

Class R Shares for the
Period October 10, 2003++                                    Dollar
to December 31, 2003                      Shares             Amount

Shares sold                                   13   $            100
Shares issued to shareholders
   in reinvestment of dividends              --*                  1
                                  --------------   ----------------
Net increase                                  13   $            101
                                  ==============   ================

++Commencement of operations.

*Amount is less than 1 share.


All-Equity Fund

Class A Shares for the Year                                  Dollar
Ended December 31, 2003++                 Shares             Amount

Shares sold                               16,362   $        106,081
Automatic conversion of shares                68                466
                                  --------------   ----------------
Total issued                              16,430            106,547
Shares redeemed                         (61,274)          (409,878)
                                  --------------   ----------------
Net decrease                            (44,844)   $      (303,331)
                                  ==============   ================

++Effective April 14, 2003, Class D Shares were redesignated Class A
Shares.


All-Equity Fund

Class A Shares for the Year                                  Dollar
Ended December 31, 2002++                 Shares             Amount

Shares sold                                3,338   $         23,818
Automatic conversion of shares                15                114
                                  --------------   ----------------
Total issued                               3,353             23,932
Shares redeemed                         (85,658)          (595,174)
                                  --------------   ----------------
Net decrease                            (82,305)   $      (571,242)
                                  ==============   ================

++Effective April 14, 2003, Class D Shares were redesignated Class A
Shares.


All-Equity Fund

Class B Shares for the Year                                  Dollar
Ended December 31, 2003                   Shares             Amount

Shares sold                               95,272   $        620,935
Automatic conversion of shares              (70)              (466)
Shares redeemed                        (551,563)        (3,463,639)
                                  --------------   ----------------
Net decrease                           (456,361)   $    (2,843,170)
                                  ==============   ================


All-Equity Fund

Class B Shares for the Year                                  Dollar
Ended December 31, 2002                   Shares             Amount

Shares sold                              218,774   $      1,549,189
Automatic conversion of shares              (15)              (114)
Shares redeemed                        (803,382)        (5,296,967)
                                  --------------   ----------------
Net decrease                           (584,623)   $    (3,747,892)
                                  ==============   ================


All-Equity Fund

Class C Shares for the Year                                  Dollar
Ended December 31, 2003                   Shares             Amount

Shares sold                              222,870   $      1,432,300
Shares redeemed                        (697,104)        (4,423,091)
                                  --------------   ----------------
Net decrease                           (474,234)   $    (2,990,791)
                                  ==============   ================


All-Equity Fund

Class C Shares for the Year                                  Dollar
Ended December 31, 2002                   Shares             Amount

Shares sold                              398,152   $      2,749,354
Shares redeemed                      (1,038,603)        (6,964,510)
                                  --------------   ----------------
Net decrease                           (640,451)   $    (4,215,156)
                                  ==============   ================


All-Equity Fund

Class I Shares for the Year                                  Dollar
Ended December 31, 2003++                 Shares             Amount

Shares sold                              512,371   $      3,430,472
Shares redeemed                        (315,289)        (2,093,842)
                                  --------------   ----------------
Net increase                             197,082   $      1,336,630
                                  ==============   ================

++Effective April 14, 2003, Class A Shares were redesignated Class I
Shares.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003



Notes to Financial Statements (concluded)


All-Equity Fund

Class I Shares for the Year                                  Dollar
Ended December 31, 2002++                 Shares             Amount

Shares sold                              486,859   $      3,303,978
Shares redeemed                        (715,908)        (4,937,289)
                                  --------------   ----------------
Net decrease                           (229,049)   $    (1,633,311)
                                  ==============   ================

++Effective April 14, 2003, Class A Shares were redesignated Class I
Shares.


All-Equity Fund

Class R Shares for the
Period October 10, 2003++                                    Dollar
to December 31, 2003                      Shares             Amount

Shares sold                                   14   $            100
                                  --------------   ----------------
Net increase                                  14   $            100
                                  ==============   ================

++Commencement of operations.


5. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2003 and December 31, 2002 was as follows:


Growth and
Income Fund                           12/31/2003         12/31/2002

Distributions paid from:
   Ordinary income                $      383,346   $      1,337,426
                                  --------------   ----------------
Total taxable distributions       $      383,346   $      1,337,426
                                  ==============   ================


Long-Term
Growth Fund                           12/31/2003         12/31/2002

Distributions paid from:
   Ordinary income                $      540,009   $        581,576
                                  --------------   ----------------
Total taxable distributions       $      540,009   $        581,576
                                  ==============   ================


All-Equity Fund                       12/31/2003         12/31/2002

Distributions paid from:
   Ordinary income                $           --   $             --
                                  --------------   ----------------
Total taxable distributions       $           --   $             --
                                  ==============   ================


As of December 31, 2003, the components of accumulated losses on a tax basis were as follows:

Growth and Income Fund

Undistributed ordinary income--net                 $             --
Undistributed long-term capital gains--net                       --
                                                   ----------------
Total undistributed earnings--net                                --
Capital loss carryforward                             (12,422,923)*
Unrealized losses--net                                (1,790,149)**
                                                   ----------------
Total accumulated losses--net                      $   (14,213,072)
                                                   ================


Long-Term Growth Fund

Undistributed ordinary income--net                 $         38,246
Undistributed long-term capital gains--net                       --
                                                   ----------------
Total undistributed earnings--net                            38,246
Capital loss carryforward                             (11,891,437)*
Unrealized gains--net                                   3,019,063**
                                                   ----------------
Total accumulated losses--net                      $    (8,834,128)
                                                   ================


All-Equity Fund

Undistributed ordinary income--net                 $             --
Undistributed long-term capital gains--net                       --
                                                   ----------------
Total undistributed earnings--net                                --
Capital loss carryforward                             (21,035,596)*
Unrealized gains--net                                   1,307,512**
                                                   ----------------
Total accumulated losses--net                      $   (19,728,084)
                                                   ================


*On December 31, 2003, each Fund had a net capital loss carryforward as follows: $12,422,923 in the Growth and Income Fund, of which $96,058 expires in 2008, $972,563 expires in 2009, $9,992,600 expires in 2010 and $1,361,702 expires in 2011; $11,891,437 in the
Long-Term Growth Fund, of which $100,450 expires in 2008, $1,183,440 expires in 2009, $10,171,497 expires in 2010 and $436,050 expires in 2011; and $21,035,596 in the All-Equity Fund, of which $159,457 expires in 2008, $3,315,433 expires in 2009, $16,819,783 expires in
2010 and $740,923 expires in 2011. These amounts will be available to offset like amounts of any future taxable gains.

**The difference between book-basis and tax-basis net unrealized gains (losses) is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency contracts, the difference between book and tax amortization methods for premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the deferral of post-October capital losses for tax purposes and the deferral of post-October currency losses for tax purposes.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003



Independent Auditors' Report


To the Shareholders and Board of Directors of Merrill Lynch Strategy Series, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Merrill Lynch Strategies Series, Inc. (the "Series") comprising Merrill Lynch Strategy Growth and Income Fund, Merrill Lynch Strategy Long-Term Growth Fund, and Merrill Lynch Strategy All-Equity Fund as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and the transfer agent of the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting Merrill Lynch Strategies Series, Inc. as of December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the respective periods then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
February 20, 2004



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003


Officers and Directors (unaudited)
                                                                                            Number of
                                                                                            Portfolios in  Other Public
                       Position(s)  Length                                                  Fund Complex   Directorships
                       Held with    Of Time                                                 Overseen by    Held by
Name, Address & Age    Fund         Served    Principal Occupation(s) During Past 5 Years   Director       Director
Interested Director

Terry K. Glenn*        President    2000 to   President and Chairman of the Merrill Lynch   123 Funds      None
P.O. Box 9011          and          present   Investment Managers, L.P. ("MLIM")/Fund       160 Portfolios
Princeton,             Director               Asset Management, L.P. ("FAM")--Advised
NJ 08543-9011                                 Funds since 1999; Chairman (Americas Region)
Age: 63                                       of MLIM from 2000 to 2002; Executive Vice
                                              President of MLIM and FAM (which terms as
                                              used herein include their corporate
                                              predecessors) from 1983 to 2002; President
                                              of FAM Distributors, Inc., ("FAMD") from
                                              1986 to 2002 and Director thereof from 1991
                                              to 2002; Executive Vice President and
                                              Director of Princeton Services, Inc.
                                              ("Princeton Services") from 1993 to 2002;
                                              President of Princeton Administrators, L.P.
                                              from 1989 to 2002; Director of Financial
                                              Data Services, Inc. since 1985.


* Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with MLIM, FAM, FAMD, Princeton Services and
Princeton Administrators, L.P. The Director's term is unlimited.
Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Directors.



Independent Directors*

Donald W. Burton       Director     2002 to   Manager of The Burton Partnership, Limited    23 Funds       ITC DeltaCom,
P.O. Box 9095                       present   Partnership since 1979; Managing General      36 Portfolios  Inc.; ITC
Princeton,                                    Partner of the South Atlantic Venture Funds,                 Financial
NJ 08543-9095                                 Limited Partnerships and Chairman of South                   Services,
Age: 59                                       Atlantic Private Equity Fund IV, Limited                     Knology, Inc.,
                                              Partnership since 1983; Member of the                        PriCare, Inc.;
                                              Investment Advisory Council of the Florida                   Symbion, Inc.
                                              State Board of Administration since 2001.


M. Colyer Crum         Director     2000 to   James R. Williston Professor of Investment    24 Funds       Cambridge
P.O. Box 9095                       present   Management Emeritus, Harvard Business         37 Portfolios  Bancorp
Princeton,                                    School since 1996; Chairman and Director of
NJ 08543-9095                                 Phaeton International, Ltd. from 1985 to
Age: 71                                       present; Director of Cambridge Bancorp
                                              since 1969.


Laurie Simon Hodrick   Director     2000 to   Professor of Finance and Economics, Graduate  23 Funds       None
P.O. Box 9095                       present   School of Business, Columbia University       36 Portfolios
Princeton,                                    since 1998; Associate Professor of Finance
NJ 08543-9095                                 and Economics, Graduate School of Business,
Age: 41                                       Columbia University from 1996 to 1998.


David H. Walsh         Director     2003 to   Consultant with Putnam Investments since      23 Funds       None
P.O. Box 9095                       present   1993 and employed in various capacities       36 Portfolios
Princeton,                                    therewith from 1971 to 1992; Director of
NJ 08543-9095                                 the National Audubon Society since 2000;
Age: 62                                       Director of the American Museum of Fly
                                              Fishing since 1998.


Fred G. Weiss          Director     2000 to   Managing Director of FGW Associates since     23 Funds       Watson
P.O. Box 9095                       present   1997; Vice President, Planning, Investment    36 Portfolios  Pharmaceuticals,
Princeton,                                    and Development of Warner Lambert Co. from                   Inc.
NJ 08543-9095                                 1979 to 1997; Director of BTG International,
Age: 62                                       PLC since 2001; Director of KIMC Investments,
                                              Inc. since 2003; Director of Osmotica
                                              Holdings Corp. AVV since 2003.


* The Director's term is unlimited. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003


Officers and Directors (unaudited)(concluded)
                       Position(s)  Length
                       Held with    Of Time
Name, Address & Age    Fund         Served*   Principal Occupation(s) During Past 5 Years
Fund Officers

Donald C. Burke        Vice         2000 to   First Vice President of MLIM and FAM since 1997 and Treasurer thereof since
P.O. Box 9011          President    present   1999; Senior Vice President and Treasurer of Princeton Services since 1999;
Princeton,             and                    Vice President of FAMD since 1999; Director of MLIM Taxation since 1990.
NJ 08543-9011          Treasurer
Age: 43


Robert C. Doll, Jr.    Senior       2000 to   President and Global Chief Investment Officer of MLIM and member of the
P.O. Box 9011          Vice         present   Executive Management Committee of ML & Co., Inc. since 2001; Chief Investment
Princeton,             President              Officer, Senior Vice President and Co-Head of MLIM Americas from 1999 to 2001;
NJ 08543-9011                                 Chief Investment Officer of Oppenheimer Funds, Inc. from 1987 to 1999 and
Age: 49                                       Executive Vice President from 1991 to 1999.


Philip J. Green        Vice         1999 to   Managing Director of MLIM since 1999; Managing Director and Portfolio Manager
P.O. Box 9011          President    present   of Global Institutional Services at Bankers Trust from 1997 to 1999.
Princeton,
NJ 08543-9011
Age: 40


Phillip S. Gillespie   Secretary    2003 to   First Vice President of MLIM since 2001; Director from 2000 to 2001; Vice
P.O. Box 9011                       present   President (Legal Advisory) from 1999 to 2000; Attorney associated with MLIM
Princeton,                                    since 1998; Assistant General Counsel of Chancellor LGT Asset Management, Inc.
NJ 08543-9011                                 from 1997 to 1998.
Age: 39


* Officers of the Fund serve at the pleasure of the Board of Directors.


Further information about the Fund's Officers and Directors is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.



Custodian
J.P. Morgan Chase Bank
4 Chase MetroTech Center, 18th Floor
New York, NY 11245


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003



Electronic Delivery


The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information.
To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions.
When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.



MERRILL LYNCH STRATEGY SERIES, INC., DECEMBER 31, 2003



Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) M. Colyer Crum, (3) Laurie
Simon Hodrick, (4) David H. Walsh and (5) Fred G. Weiss.

The registrant's board of directors has determined that Laurie Simon Hodrick and M. Colyer Crum qualify as financial experts pursuant to
Item 3(c)(4) of Form N-CSR.

Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

M. Colyer Crum also possesses a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting through a combination of education and experience. Professor Crum was a professor of investment management at the Harvard Business School for 25 years. The courses taught by Professor Crum place a heavy emphasis on the analysis of underlying company financial statements with respect to stock selection and the analysis of credit risk in making loans. Professor Crum has also served on a number of boards of directors and has served on the audit committees, and in some cases chaired the audit committee, for several major corporations and financial institutions. For two such organizations, Professor Crum has performed extensive investment analysis of financial statements in connection with investment management decisions. From these experiences, he has gained significant experience with the establishment of reserves and accounting policies, differences between U.S. GAAP and Canadian GAAP and executive compensation issues.

Item 4 - Principal Accountant Fees and Services

(a) Audit Fees - 2003--$64,500        2002--$40,800

(b) Audit-Related Fees -  2003--$0    2002--$0

(c) Tax Fees -2003--$25,500           2002--$15,600      The nature
of the services include tax compliance, tax advice and tax planning.

(d) All Other Fees - 2003--$0         2002--$0

(e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for the project as a whole. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

(e)(2) 0%

(f) N/A

(g) 2003--$18,690,437                 2002--$17,012,158

(h) The registrant's audit committee has considered that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies - Not Applicable

Item 8 - Reserved

Item 9 - Controls and Procedures

9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

9(b) - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits attached hereto

10(a) - Not Applicable

10(b) - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Strategy Series, Inc.


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       Merrill Lynch Strategy Series, Inc.


Date: February 23, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch Strategy Series, Inc.


Date: February 23, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch Strategy Series, Inc.


Date: February 23, 2004